                              As filed with the Commission on September 29, 2000
                                                      1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                       Post-Effective Amendment No. 74 X

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                       X

                              Amendment No. 74 X

                              BT INVESTMENT FUNDS
              (Exact Name of Registrant as Specified in Charter)

                  One South Street, Baltimore, Maryland 21202
                   (Address of Principal Executive Offices)

                                (410) 895-3433
                        (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.              Copies to:Burton M. Leibert, Esq.
One South Street                              Willkie Farr & Gallagher
Baltimore, Maryland  21202                    787 Seventh Ave
(Name and Address of Agent                    New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)
[ ] On August 31, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date)pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date)pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Communications Portfolio has also executed this Registration Statement.

                                                       Deutsche Asset Management


                                  Mutual Fund
                                      Prospectus

                                                              September 29, 2000

                                                             Institutional Class

Communications



[Like shares of all mutual funds, these
securities have not been approved or
disapproved by the Securities and
Exchange Commission nor has the
Securities and Exchange Commission
passed upon the accuracy or adequacy of
this prospectus. Any representation to               A Member of the
the contrary is a criminal offense.]                 Deutsche Bank Group [LOGO]

Overview
-------------------------------------------------------------------------------
of Communications--Institutional Class

Goal: The Fund seeks to maximize total return.
Core Strategy: The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. The Fund invests primarily in common stocks of companies in the communications field.

INVESTMENT POLICIES AND STRATEGIES
The Fund is a feeder fund that invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to maximize total return. The Fund seeks this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In selecting investments, the Fund's investment adviser and sub-adviser (the "investment advisers") will choose securities of companies that are engaged in the research, development, manufacture, or sale of communications services, technology, equipment, or products. The investment advisers emphasize both traditional communications companies and those that engage in new information based applications. The investment advisers believe that investing in a portfolio of common stocks as well as dividend and interest-paying securities of companies in the communications field offers an attractive opportunity for maximizing total return.

-------------------------------------------------------------------------------


Communications--Institutional Class

Overview of Communications-- Institutional Class

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at Communications

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Investment Process..........................................................   7
Risks.......................................................................   8
Management of the Fund......................................................   8
Calculating the Fund's Share Price..........................................   9
Performance Information.....................................................   9
Dividends and Distributions.................................................   9
Tax Considerations..........................................................  10
Buying and Selling Fund Shares..............................................  10
Financial Highlights........................................................  13

-------------------------------------------------------------------------------

Overview of Communications--Institutional Class

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 . Your investment in the Fund will vary from day-to-day based on changes in the prices of the Fund's portfolio securities. The prices of portfolio securities reflect investor perceptions of the economy, the markets, and the companies represented in the Fund's portfolio.

 . Regulatory or technological change in the communications field may affect the Fund because it concentrates its investments in communications companies. The Fund's value may fluctuate more than less concentrated investment portfolios.

 . Because the Fund invests in relatively few issuers, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Fund were diversified.

WHO SHOULD CONSIDER INVESTING
IN THE FUND

The Fund requires a minimum investment of $250,000. You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the risks and uncertainties of investing in the common stocks of companies in the communications field. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the telecommunications field. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                 Overview of Communications--Instututional Class

TOTAL RETURNS, AFTER FEES AND EXPENSES

Because the Fund is newly offered and has no performance history, the following bar chart and table show the performance history of Class A shares of the Flag Investors Communications Fund, Inc. (the "Flag Fund"). Prior to September 29, 2000, the Flag Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. On September 29, 2000, the Flag Fund's assets were contributed to the master portfolio, the Communications Portfolio, into which the Fund will invest all of its assets. In managing the Fund, the investment adviser employs the same investment objectives, policies and strategies that were employed in managing the Flag Fund.

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing year-to-year changes in the performance of the Flag Fund. The table compares the average annual return of the Flag Fund with that of the Standard & Poor's 500 Composite Stock Price
Index (the "S&P 500 Index") over one, five and ten years and since the Flag Fund's inception (January 18, 1984). In both the bar chart and the table, the Flag Fund's performance is adjusted to reflect the overall expense ratio of the Fund's Institutional Class shares (1.00%). The S&P 500 Index is a passive measure of stock market returns. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Flag Fund's results.
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

                    [HEAD, CHART AND FOOTNOTE APPEARS HERE]

YEAR-BY-YEAR RETURNS
Flag Class/1/
(each of the last 10 calendar years)

                                1990     -7.63%
                                1991     23.20%
                                1992     12.36%
                                1993     18.03%
                                1994     -6.40%
                                1995     33.37%
                                1996     13.60%
                                1997     37.47%
                                1998     85.35%
                                1999     45.43%

For the period shown in the bar chart, the highest return in any calendar quarter was 51.20% (fourth quarter 1998) and its lowest quarterly return was -6.63% (third quarter 1999).


 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                                            Since Inception
                 1 Year 5 Years 10 Years (Jan. 18, 1984)/2/
  Flag Fund      45.43% 41.21%   23.01%        22.79%
 ----------------------------------------------------------
  S&P 500 Index  21.04% 28.56%   18.17%        18.21%
 ----------------------------------------------------------

 /1/Flag Fund performance is presented
 because the Fund has no performance
 history. The Flag Fund's performance
 will differ from the Fund's
 performance because each fund has
 different shareholder fees and
 expenses. The performance shown is
 adjusted to reflect the overall
 expense ratio of the Fund's
 Institutional Class shares (1.00%).
 The Flag Fund is sold primarily
 through securities dealers and
 through financial institutions that
 act as shareholder servicing agents.
 The Flag Fund is sold through a
 different prospectus.

 /2/S&P 500 Index performance is
 calculated from January 31, 1984.

--------------------------------------------------------------------------------

Overview of Communications--Institutional Class

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of Communications--Institutional Class.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same, the fee waiver applies during the first year only and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense ratio with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/Information on the annual operating expenses reflects the estimated expenses for the current fiscal year of both the Fund and the Communications Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/The master portfolio's investment adviser and administrator have contractually agreed to waive 0.15% of their fees until at least September 30, 2002. The Fund's administrator has also contractually agreed, for the period from September 29, 2000 to December 31, 2001, to waive its fees and reimburse expenses so that the Fund's total expenses will not exceed 1.00%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.

/4/The 2% short-term redemption fee applies to shares redeemed (either by selling or exchanging into another fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Fund.

 SHAREHOLDER FEES
 (fees paid directly from your investment)

  Maximum Sales Charge Imposed on
  Purchases                             None
 ----------------------------------------------
  Maximum Sales Charge on Reinvested
  Dividends                             None
 ----------------------------------------------
  Maximum Short-Term Redemption Fee
   (as a percentage of amount
   redeemed, as applicable)            2.00%/4/
 ----------------------------------------------

 ANNUAL FEES AND EXPENSES

                                             Percentage of Average
                                               Daily Net Assets/1/
  Management Fees                                            0.73%
 --------------------------------------------------------------------
  Distribution and
   Service (12b-1) Fees                                       None
 --------------------------------------------------------------------
  Other Fund Operating
   Expenses                                                  0.79%
 --------------------------------------------------------------------
  Total Fund Operating
   Expenses                                                  1.52%
 --------------------------------------------------------------------
  Less: Fee Waiver or Expense Reimbursement                  0.52%/2/
 --------------------------------------------------------------------
  Net Expenses                                               1.00%
 --------------------------------------------------------------------

 EXPENSE EXAMPLE/3/

     1 Year                                           3 Years
     $102                                              $429
 ---------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Communications--Institutional Class

OBJECTIVE

The Fund seeks to maximize total return. While we give priority to seeking total return, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

STRATEGY

The Fund will seek to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. The investment advisers emphasize investment in companies offering products and services that both support traditional communications and facilitate new information based applications. Examples of such companies are companies that offer outsourced communications billing and tele-services products or network computing technology that supports basic Internet functionality such as web-site operations for electronic commerce and other Internet based applications. The investment advisers believe that the expansion of the worldwide telecommunications market will create new opportunities for both established and emerging providers of telecommunications products and services. As a result, we believe that investing in a portfolio of common stocks as well as dividend and interest-paying securities of companies in the communications field offers an attractive opportunity for maximizing total return.

PRINCIPAL INVESTMENTS

The Fund primarily owns common stocks of companies in the communications field. The Fund normally focuses on securities of companies that are engaged in the research, development, manufacture, or sale of communications services, technology, equipment, or products. It may also invest in convertible securities rather than investing in a company's common stock and in bonds and short-term cash equivalents. The Fund may also invest up to 10% of its assets in stocks and other securities of companies not publicly traded in the United States.

--------------------------------------------------------------------------------
Convertible securities are bonds or preferred stocks that give purchasers the right to exchange for a specified number of shares of a company's common stock at specified prices within a certain period of time. Purchasers receive regular interest payments until they exercise their exchange right.

INVESTMENT PROCESS

The investment advisers follow an investment philosophy referred to as "flexible value". We look for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research, and valuation flexibility, without rigid constraints.

The investment advisers believe the communications industry offers significant long-term opportunity for a broad variety of companies to focus on unique sectors and strategies to create and grow attractive businesses. Beyond recognizing the potential for profitable business segments within the overall communications industry, we tend to focus on individual companies.

Factors we assess include:

 . Management team

 . Market position

 . Business strategy

 . Catalysts for change

 . Attractive valuation

We concentrate investments in those stocks which we believe offer the best potential return relative to possible risks. We retain investment positions for as long as the business fundamentals remain favorable and the valuations do not become excessive. We will sell or reduce holdings if business fundamentals deteriorate or if the price-to-value relationship becomes unattractive.

Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. We may invest in money market instruments and other investment grade income producing securities, investments that would not ordinarily be consistent with the Fund's objectives. To the extent we adopt such a position and over the course of its duration, the Fund may not meet its goal of maximizing total return. We would follow such a strategy only if we believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.
--------------------------------------------------------------------------------
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. We expect this Fund to have a low portfolio turnover rate.
--------------------------------------------------------------------------------

A Detailed Look at Communications--Institutional Class


RISKS

Below we set forth some of the prominent risks associated with investing in general and with investing in the telecommunications field in particular.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices, including stocks held by the Fund.

Concentration Risk. The Fund concentrates its investments in common stocks of companies in the communications field. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the Fund's performance.

Diversification Risk. The Fund is non-diversified. This means that it may invest in securities of a relatively limited number of issuers. Thus, the performance of one or a small number of portfolio holdings can effect overall performance more than if the Fund was diversified.

Foreign Investment Risk. To the extent that the Fund holds companies based outside the United States, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the currency of the country in which the Fund has invested could decline relative to the value of the U. S. dollar, which would decrease the value of the investment to U.S. investors.

Secondary Risk

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Investment Company Capital Corp. ("ICCC"), with headquarters at One South Street, Baltimore, Maryland 21202, acts as the Fund's investment adviser and Alex. Brown Investment Management ("ABIM"), with headquarters at One South Street, Baltimore, Maryland 21202, acts as the Fund's sub-adviser. ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of ABIM. ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates. Under the investment advisory agreement, the Fund pays the investment adviser a fee, calculated daily and paid monthly, at the following annual rates based upon the master portfolio's average daily net assets: 1.00% of the first $100 million, 0.90% of the next $100 million, 0.85% of the next $100 million, 0.80% of the next $200 million, 0.73% of the next $500 million, 0.68% of the next $500 million and 0.65% of that portion exceeding $1.5 billion. ICCC compensates ABIM out of its advisory fee.

ICCC is also the investment adviser to other mutual funds. These funds, together with the Fund, had approximately $12.8 billion of net assets as of August 31, 2000. ABIM is a registered investment adviser with approximately $10.8 billion under management as of August 31, 2000.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolios:

Bruce E. Behrens, CFA, Principal of ABIM and Co-manager of the master portfolio.

 . Co-manager of Flag Investors Communications Fund, Inc. since inception
  (January 18, 1984).

 . Joined ABIM in 1981. Prior to that, senior vice president and principal of Corbyn Associates from 1978 to 1981; vice president at Investment Counselors of Maryland from 1972 to 1978; and securities analyst at Citibank from 1968 to 1972.

 . Member and Former President, Baltimore Securities Analysts Society; and
  Member, Financial Analysts Federation.

 . 32 years of investment experience.

 . BA, Denison University; MBA from University of Michigan.

Liam D. Burke, Vice President of ABIM and Co-manager of the master portfolio.

 . Co-manager of Flag Investors Communications Fund, Inc. since 1997. Prior to that, telecommunications analyst for the Flag Fund since 1994.

 . Vice President of ABIM since 1994. Prior to that, telecommunications industry analyst at Ferris, Baker, Watts, Inc. from 1992 to 1994; managing director of Frey & Co., a
--------------------------------------------------------------------------------

                          A Detailed Look at Communications--Institutional Class

 Baltimore based private investment bank, and eight years in positions that included operations, regional staff management and national account sales at AT&T.

 . 11 years of investment experience.

 . BA, Georgetown University; MBA from The George Washington University

Other Services. Bankers Trust Company provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust--or your service agent--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management or special trust or retirement-investment reporting.

Organizational Structure. The Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the Communications Portfolio. The Fund and the master portfolio have the same investment objective. The master portfolio is advised by ICCC and sub-advised by ABIM. The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the "Net Asset Value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business.

The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.

The Fund may charge a short-term redemption fee of 2% on the value of the shares redeemed (either by selling or exchanging into another fund) within 60 days of purchase.

PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. The Fund's performance may also be compared to average, performance rankings, or other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS

Dividends, if any, are paid quarterly. Capital gains will be distributed at least annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.
--------------------------------------------------------------------------------
The New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence
Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
--------------------------------------------------------------------------------

A Detailed Look at Communications--Institutional Class


TAX CONSIDERATIONS

The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:

  TRANSACTION                 TAX STATUS
  Income dividends            Ordinary income
 --------------------------------------------
  Short-term capital gains    Ordinary income
  distributions
 --------------------------------------------
  Long-term capital gains     Capital gains
  distributions
 --------------------------------------------

Every year the Fund will send you information on the distributions for the previous year. In addition, if you sell your Fund shares you may have a capital gain or loss.

  TRANSACTION        TAX STATUS
  Your sale of       Capital gains or losses
  shares owned more
  than one year
 ---------------------------------------------
  Your sale of       Gains treated as ordinary
  shares owned for   income; losses subject to
  one year or less   special rules
 ---------------------------------------------

The tax considerations for tax deferred accounts or non-taxable entities will be different. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

BUYING AND SELLING FUND SHARES

Contacting the Mutual Fund Service Center of Deutsche Asset Management
By Phone         1-800-730-1313


By Mail          Deutsche Asset Management Service Center
                 P.O. Box 219210
                 Kansas City, MO 64121-9210

By Overnight     Deutsche Asset Management Service Center
Mail             210 West 10th Street, 8th floor
                 Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments

To open an account       $250,000
To add to an account     $ 25,000
Minimum account balance  $ 50,000

Shares of the Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank AG, any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank AG, or any of its affiliates or subsidiaries, their spouses and minor children. The Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.

How to Open Your Fund Account

By Mail: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Service Center.) Mail the completed application along with a check payable to Communications--Institutional Class (1728) to the Service Center. The addresses are shown under "Contacting the Mutual Fund Service Center of Deutsche Asset Management"

By Wire:    Call the Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Fund, to the Service Center. The addresses are shown in this section under "Contacting the Mutual Fund Service Center of Deutsche Asset Management." Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management funds" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: To sell by mail send a signed letter to the Service Center with your name, your fund number and account number,
--------------------------------------------------------------------------------

                          A Detailed Look at Communications--Institutional Class

the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $50,000 invested in your account to keep it open (except for retirement accounts). Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day.

Routing No.:    021001033

Attn:           Deutsche Asset Management/ Mutual Funds
DDA No.:        00-226-296

FBO:            (Account name)

                (Account number)

Credit:         Communications--Institutional Class (1728)

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.

Short-Term Redemption Fee

The Fund may charge a short-term redemption fee of 2% on the value of the shares redeemed (either by selling or exchanging into another fund) within 60 days of purchase. This fee will compensate the Fund for expenses directly related to short-term shareholder trading and will facilitate portfolio management. The short-term redemption fee is withheld from redemption proceeds and retained by the Fund.

The short-term redemption fee does not apply to:

 . exchanges into another class of shares of the Fund;

 . shares acquired through reinvestment of dividends and other distributions;

 . shares of the Fund in an account which is closed by us because it fails to meet minimum balance requirements; and

 . shares held in an account of certain retirement plans or profit sharing plans, due to certain economies associated with these accounts.

The fee may apply to shares held through omnibus accounts. You should consult with your retirement plan administrator or service agent to determine whether a redemption fee is applicable to your shares. This fee is not a deferred sales charge and is not a commission. The fee is paid to the Fund.

The Fund will use the "first-in, first out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than 60 days, the short-term redemption fee will be assessed on the current net asset value of those shares. For purposes of computing the redemption fee, any shares bought through reinvestment of distributions will be redeemed first without charging the fee, followed by shares held the longest.

Important Information about Buying and Selling Shares

 . You may buy and sell shares of a fund through authorized service agents as well as directly from us. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Service Center. It is then your service agent's responsibility to transmit the order to the Service Center by the next business day. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

 . You may place orders to buy and sell over the phone by calling your service agent or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

 . After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the New York Stock Exchange is open for business.
--------------------------------------------------------------------------------

A Detailed Look at Communications--Institutional Class


 . We accept payment for shares only in U.S. dollars by check, bank or Federal
  Funds wire transfer, or by electronic bank transfer. We do not accept starter or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

 . We process all sales orders free of charge.

 . Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day and no later than seven days.

 . We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.

 . We remit proceeds from the sale of shares in U.S. dollars (unless the redemption is so large that it is made "in-kind").

 . We do not issue share certificates.

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

 . During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.

 . We reserve the right to reject purchases of Fund shares (including exchanges) for any reason. We will reject the purchases if we conclude that the purchaser may be investing only for the short-term or to profit from day to day fluctuations in the Fund's share price.

 . We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

 . Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive monthly statements reflecting the balances in your account. We will send you a report every six months on your fund's overall performance, its current holdings and its investing strategies.

 . Exchange Privilege. You can exchange all or part of your shares for shares of another Deutsche Asset Management fund up to four times a year (from the date of your first exchange). When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may complete exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Service Center or your service agent.

Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone, if your account has the exchange by phone feature, letter or wire.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

--------------------------------------------------------------------------------

                          A Detailed Look at Communications--Institutional Class

Because the Fund is newly offered and has no performance history, financial highlights are presented for Class A shares of the Flag Investors Communications Fund, Inc. (the "Flag Fund"). Prior to September 29, 2000, the Flag Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. On September 29, 2000, the Flag Fund's assets were contributed to the master portfolio, the Communications Portfolio, into which the Fund will invest all of its assets.

The table below provides a picture of the Flag Fund's financial performance for the past five years. The information selected reflects financial results for a single Class A share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned on an investment in the Flag Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended December 31, 1995, 1996, 1997, 1998 and 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Flag Fund's financial statements, is included in the Flag Fund's annual report. The annual report of the Flag Fund is available free of charge by calling the Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                For the
                               Six Months
                                 Ended                       For the Years Ended December 31,
                            June 30, 2000/1/    1999       1998      1997     1996     1995
  Per Share Operating
  Performance:
  Net Asset Value at Be-
   ginning of Period             $43.65         $34.23     $19.37   $15.59   $14.87   $12.30
 -----------------------------------------------------------------------------------------------
  Income from Investment
   Operations:
  Net Investment Income            0.07           0.23       0.12     0.27     0.27     0.40
 -----------------------------------------------------------------------------------------------
  Net Realized and
  Unrealized Gain/(Loss)
  on Investments                  (6.15)         14.83      16.05     5.41     1.67     3.58
 -----------------------------------------------------------------------------------------------
  Total from Investment
  Operations                      (6.08)         15.06      16.17     5.68     1.94     3.98
 -----------------------------------------------------------------------------------------------
  Less Distributions from:
  Net Investment Income
  and Net Realized
  Short-Term Gains                (0.03)         (0.33)     (0.40)   (0.40)   (0.38)   (0.41)
 -----------------------------------------------------------------------------------------------
  Net Realized Long-Term
  Gains                           (0.25)         (5.31)     (0.91)   (1.50)   (0.84)   (1.00)
 -----------------------------------------------------------------------------------------------
  Total Distributions             (0.28)         (5.64)     (1.31)   (1.90)   (1.22)   (1.41)
 -----------------------------------------------------------------------------------------------
  Net Asset Value at End
  of Period                      $37.29         $43.65     $34.23   $19.37   $15.59   $14.87
 -----------------------------------------------------------------------------------------------
  Total Return/2/                (13.99)%        45.47%     85.30%   37.36%   13.46%   33.44%
 -----------------------------------------------------------------------------------------------
  Ratios to Average Daily
  Net Assets:
  Expenses                         0.89%/3/       0.96%      1.05%    1.11%    1.14%    0.93%/4/
 -----------------------------------------------------------------------------------------------
  Net Investment Income            0.33%/3/       0.62%      0.48%    1.07%    1.74%    2.85%/5/
 -----------------------------------------------------------------------------------------------
  Supplemental Data:
  Net Assets at End of
   Period (000)                $1,793,748    $2,115,885 $1,275,775 $622,865 $505,371 $492,454
 -----------------------------------------------------------------------------------------------
  Portfolio Turnover Rate              9%           17%        14%      26%      20%      24%
 -----------------------------------------------------------------------------------------------

 /1/Unaudited.
 /2/Total return excludes the effect of sales charge.
 /3/Annualized.
 /4/Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 0.99% for the year ended December 31, 1995. /5/Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 2.79% for the year ended December 31, 1995.
--------------------------------------------------------------------------------

                       This page intentionally left blank

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated September 29, 2000 which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:

                   Deutsche Asset Management
                   Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.


Communications--Institutional Class
BT Investment Funds
Distributed by:
ICC Distributors, Inc.                                          CUSIP #055922629
                                                                1728PRO
                                                                (09/00)
                                                                811-4760

                                                       Deutsche Asset Management


                                  Mutual Fund
                                      Prospectus

                                                              September 29, 2000


                                                                Investment Class

Communications



[Like shares of all mutual funds, these
securities have not been approved or
disapproved by the Securities and
Exchange Commission nor has the
Securities and Exchange Commission
passed upon the accuracy or adequacy of
this prospectus. Any representation to               A Member of the
the contrary is a criminal offense.]                 Deutsche Bank Group [LOGO]

Overview
--------------------------------------------------------------------------------
of Communications--Investment Class

Goal: The Fund seeks to maximize total return.
Core Strategy: The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. The Fund invests primarily in common stocks of companies in the communications field.


INVESTMENT POLICIES AND STRATEGIES
The Fund is a feeder fund that invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to maximize total return. The Fund seeks this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In selecting investments, the Fund's investment adviser and sub-adviser (the "investment advisers") will choose securities of companies that are engaged in the research, development, manufacture, or sale of communications services, technology, equipment, or products. The investment advisers emphasize both traditional communications companies and those that engage in new information based applications. The investment advisers believe that investing in a portfolio of common stocks as well as dividend and interest-paying securities of companies in the communications field offers an attractive opportunity for maximizing total return.
--------------------------------------------------------------------------------


Communications--Investment Class

Overview of Communications

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at Communications

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Investment Process..........................................................   7
Risks.......................................................................   8
Management of the Fund......................................................   8
Calculating the Fund's Share Price..........................................   9
Performance Information.....................................................   9
Dividends and Distributions.................................................   9
Tax Considerations..........................................................  10
Buying and Selling Fund Shares..............................................  10
Financial Highlights........................................................  13

--------------------------------------------------------------------------------

Overview of Communications--Investment Class


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 . Your investment in the Fund will vary from day-to-day based on changes in the prices of the Fund's portfolio securities. The prices of portfolio securities reflect investor perceptions of the economy, the markets, and the companies represented in the Fund's portfolio.
 . Regulatory or technological change in the communications field may affect the Fund because it concentrates its investments in communications companies. The Fund's value may fluctuate more than less concentrated investment portfolios.
 . Because the Fund invests in relatively few issuers, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Fund were diversified.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the risks and uncertainties of investing in the common stocks of companies in the communications field. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the telecommunications field. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                    Overview of Communications--Investment Class


TOTAL RETURNS, AFTER FEES AND EXPENSES

Because the Fund is newly offered and has no performance history, the following bar chart and table show the performance history of Class A shares of the Flag Investors Communications Fund, Inc. (the "Flag Fund"). Prior to September 29, 2000, the Flag Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. On September 29, 2000, the Flag Fund's assets were contributed to the master portfolio, the Communications Portfolio, into which the Fund will invest all of its assets. In managing the Fund, the investment adviser employs the same investment objectives, policies and strategies that were employed in managing the Flag Fund.

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing year-to-year changes in the performance of the Flag Fund. The table compares the average annual return of the Flag Fund with that of the Standard & Poor's 500 Composite Stock Price
Index (the "S&P 500 Index") over one, five and ten years and since the Flag Fund's inception (January 18, 1984). In both the bar chart and the table, the Flag Fund's performance is adjusted to reflect the overall expense ratio of the Fund's Investment Class shares (1.25%). The S&P 500 Index is a passive measure of stock market returns. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Flag Fund's results.
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

                   [HEAD, CHART AND FOOTNOTE APPEARS HERE]

                                   [GRAPH]

YEAR-BY-YEAR RETURNS
Flag Fund/1/
(each of the last 10 calendar years)

                                1990     -7.88%
                                1991     22.95%
                                1992     12.11%
                                1993     17.78%
                                1994     -6.65%
                                1995     33.12%
                                1996     13.35%
                                1997     37.22%
                                1998     85.10%
                                1999     45.18%

For the period shown in the bar chart, the highest return in any calendar quarter was 51.14% (fourth quarter 1998) and its lowest quarterly return was -6.69% (third quarter 1999).


 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                                            Since Inception
                 1 Year 5 Years 10 Years (Jan. 18, 1984)/2/
  Flag Fund      45.18%  40.95%  22.75%        22.54%
 ----------------------------------------------------------
  S&P 500 Index  21.04%  28.56%  18.17%        18.21%
 ----------------------------------------------------------

 /1/ Flag Fund performance is
 presented because the Fund has no
 performance history. The Flag Fund's
 performance will differ from the
 Fund's performance because each fund
 has different shareholder fees and
 expenses. The performance shown is
 adjusted to reflect the overall
 expense ratio of the Fund's
 Investment Class shares (1.25%) The
 Flag Fund is sold primarily through
 securities dealers and through
 financial institutions that act as
 shareholder servicing agents. The
 Flag fund is sold through a different
 prospectus.

 /2/ S&P 500 Index performance is
 calculated from January 31, 1984.
--------------------------------------------------------------------------------

Overview of Communications--Investment Class

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of Communications--Investment Class.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same, the fee waiver applies during the first year only and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense ratio with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/Information on the annual operating expenses reflects the estimated expenses for the current fiscal year of both the Fund and the Communications Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/The master portfolio's investment adviser and administrator have contractually agreed to waive 0.15% of their fees until at least September 30, 2002. The Fund's administrator has also contractually agreed, for the period from September 29, 2000 to December 31, 2001, to waive its fees and reimburse expenses so that the Fund's total expenses will not exceed 1.25%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.

/4/The 2% short-term redemption fee applies to shares redeemed (either by selling or exchanging into another fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Fund.

 SHAREHOLDER FEES
 (fees paid directly from your investment)

  Maximum Sales Charge Imposed on
   Purchases                           None
 ---------------------------------------------
  Maximum Sales Charge on Reinvested
   Dividends                           None
 ---------------------------------------------
  Maximum Short-Term Redemption Fee
   (as a percentage of amount
   redeemed, as applicable)           2.00%/4/
 ---------------------------------------------

 ANNUAL FEES AND EXPENSES

                          Percentage of Average
                            Daily Net Assets/1/
  Management Fees                         0.73%
 -------------------------------------------------
  Distribution and
   Service (12b-1)
   Fees                                    None
 -------------------------------------------------
  Other Fund
   Operating Expenses                     1.04%
 -------------------------------------------------
  Total Fund
   Operating Expenses                     1.77%
 -------------------------------------------------
  Less: Fee Waiver or
   Expense Reimbursement                  0.52%/2/
 -------------------------------------------------
  Net Expenses                            1.25%
 -------------------------------------------------

 EXPENSE EXAMPLE/3/

     1 Year                                     3 Years
      $127                                       $507
 ---------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Communications--Investment Class

OBJECTIVE

The Fund seeks to maximize total return. While we give priority to seeking total return, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

STRATEGY

The Fund will seek to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. The investment advisers emphasize investment in companies offering products and services that both support traditional communications and facilitate new information based applications. Examples of such companies are companies that offer outsourced communications billing and tele-services products or network computing technology that supports basic Internet functionality such as web-site operations for electronic commerce and other Internet based applications. The investment advisers believe that the expansion of the worldwide telecommunications market will create new opportunities for both established and emerging providers of telecommunications products and services. As a result, we believe that investing in a portfolio of common stocks as well as dividend and interest-paying securities of companies in the communications field offers an attractive opportunity for maximizing total return.

PRINCIPAL INVESTMENTS

The Fund primarily owns common stocks of companies in the communications field. The Fund normally focuses on securities of companies that are engaged in the research, development, manufacture, or sale of communications services, technology, equipment, or products. It may also invest in convertible securities rather than investing in a company's common stock and in bonds and short-term cash equivalents. The Fund may also invest up to 10% of its assets in stocks and other securities of companies not publicly traded in the United States.

--------------------------------------------------------------------------------
Convertible securities are bonds or preferred stocks that give purchasers the right to exchange for a specified number of shares of a company's common stock at specified prices within a certain period of time. Purchasers receive regular interest payments until they exercise their exchange right.

INVESTMENT PROCESS

The investment advisers follow an investment philosophy referred to as "flexible value". We look for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research, and valuation flexibility, without rigid constraints.

The investment advisers believe the communications industry offers significant long-term opportunity for a broad variety of companies to focus on unique sectors and strategies to create and grow attractive businesses. Beyond recognizing the potential for profitable business segments within the overall communications industry, we tend to focus on individual companies.

Factors we assess include:

 . Management team

 . Market position

 . Business strategy

 . Catalysts for change

 . Attractive valuation

We concentrate investments in those stocks which we believe offer the best potential return relative to possible risks. We retain investment positions for as long as the business fundamentals remain favorable and the valuations do not become excessive. We will sell or reduce holdings if business fundamentals deteriorate or if the price-to-value relationship becomes unattractive.

Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. We may invest in money market instruments and other investment grade income producing securities, investments that would not ordinarily be consistent with the Fund's objectives. To the extent we adopt such a position and over the course of its duration, the Fund may not meet its goal of maximizing total return. We would follow such a strategy only if we believed the
--------------------------------------------------------------------------------
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. We expect this Fund to have a low portfolio turnover rate.
--------------------------------------------------------------------------------

A Detailed Look at Communications--Investment Class

risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

Below we set forth some of the prominent risks associated with investing in general and with investing in the telecommunications field in particular.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices, including stocks held by the Fund.

Concentration Risk. The Fund concentrates its investments in common stocks of companies in the communications field. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the Fund's performance.

Diversification Risk. The Fund is non-diversified. This means that it may invest in securities of a relatively limited number of issuers. Thus, the performance of one or a small number of portfolio holdings can effect overall performance more than if the Fund was diversified.

Foreign Investment Risk. To the extent that the Fund holds companies based outside the United States, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the currency of the country in which the Fund has invested could decline relative to the value of the U. S. dollar, which would decrease the value of the investment to U.S. investors.

Secondary Risk

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Investment Company Capital Corp. ("ICCC"), with headquarters at One South Street, Baltimore, Maryland 21202, acts as the Fund's investment adviser and Alex. Brown Investment Management ("ABIM"), with headquarters at One South Street, Baltimore, Maryland 21202, acts as the Fund's sub-adviser. ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of ABIM. ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates. Under the investment advisory agreement, the Fund pays the investment adviser a fee, calculated daily and paid monthly, at the following annual rates based upon the master portfolio's average daily net assets: 1.00% of the first $100 million, 0.90% of the next $100 million, 0.85% of the next $100 million, 0.80% of the next $200 million, 0.73% of the next $500 million, 0.68% of the next $500 million and 0.65% of that portion exceeding $1.5 billion. ICCC compensates ABIM out of its advisory fee.

ICCC is also the investment adviser to other mutual funds. These funds, together with the Fund, had approximately $12.8 billion of net assets as of August 31, 2000. ABIM is a registered investment adviser with approximately $10.8 billion under management as of August 31, 2000.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolios:

Bruce E. Behrens, CFA, Principal of ABIM and Co-manager of the master portfolio.

 . Co-manager of Flag Investors Communications Fund, Inc. since inception
  (January 18, 1984).

 . Joined ABIM in 1981. Prior to that, senior vice president and principal of Corbyn Associates from 1978 to 1981; vice president at Investment Counselors of Maryland from 1972 to 1978; and securities analyst at Citibank from 1968 to 1972.

 . Member and Former President, Baltimore Securities Analysts Society; and
  Member, Financial Analysts Federation.

 . 32 years of investment experience.

 . BA, Denison University; MBA from University of Michigan.
--------------------------------------------------------------------------------

                             A Detailed Look at Communications--Investment Class


Liam D. Burke, Vice President of ABIM and Co-manager of the master portfolio.

 . Co-manager of Flag Investors Communications Fund, Inc. since 1997. Prior to that, telecommunications analyst for the Flag Fund since 1994.

 . Vice President of ABIM since 1994. Prior to that, telecommunications industry analyst at Ferris, Baker, Watts, Inc. from 1992 to 1994; managing director of Frey & Co., a Baltimore based private investment bank, and eight years in positions that included operations, regional staff management and national account sales at AT&T.

 . 11 years of investment experience.

 . BA, Georgetown University; MBA from The George Washington University

Other Services. Bankers Trust Company provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust--or your service agent--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management or special trust or retirement-investment reporting.

Organizational Structure. The Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the Communications Portfolio. The Fund and the master portfolio have the same investment objective. The master portfolio is advised by ICCC and sub-advised by ABIM. The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the "Net Asset Value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business.

The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.

The Fund may charge a short-term redemption fee of 2% on the value of the shares redeemed (either by selling or exchanging into another fund) within 60 days of purchase.

PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. The Fund's performance may also be compared to average, performance rankings, or other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS

Dividends, if any, are paid quarterly. Capital gains will be distributed at least annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.
--------------------------------------------------------------------------------
The New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence
Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
--------------------------------------------------------------------------------

A Detailed Look at Communications--Investment Class


TAX CONSIDERATIONS

The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:

  TRANSACTION                 TAX STATUS
  Income dividends            Ordinary income
 --------------------------------------------
  Short-term capital gains
  distributions               Ordinary income
 --------------------------------------------
  Long-term capital gains     Capital gains
  distributions
 --------------------------------------------

Every year the Fund will send you information on the distributions for the previous year. In addition, if you sell your Fund shares you may have a capital gain or loss.

  TRANSACTION          TAX STATUS
  Your sale of shares  Capital gains or losses
  owned more than one
  year
 ---------------------------------------------
  Your sale of shares   Gains treated as ordi-
  owned for one year    nary income; losses
  or less               subject to special
                        rules
 ---------------------------------------------

The tax considerations for tax deferred accounts or non-taxable entities will be different. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

BUYING AND SELLING FUND SHARES

Contacting the Mutual Fund Service Center of Deutsche Asset Management

By Phone         1-800-730-1313


By Mail          Deutsche Asset Management Service Center
                 P.O. Box 219210

                 Kansas City, MO 64121-9210


By Overnight
Mail             Deutsche Asset Management Service Center
                 210 West 10th Street, 8th floor
                 Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments

Initial purchase:                     Minimum amount:
 A standard account                   $2,500
 A retirement account                 $500
 An automatic investment plan account $1,000
Subsequent Purchase:
 A standard account                   $250
 A retirement account                 $100
 An automatic investment plan account $100
Account balance:
 Non-retirement account               $1,000
 Retirement account                   None

Shares of the Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank AG, any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank AG, or any of its affiliates or subsidiaries, their spouses and minor children. The Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.

How to Open Your Fund Account

By Mail: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Service Center.) Mail the completed application along with a check payable to Communications--Investment Class (1729) to the Service Center. The addresses are shown under "Contacting the Mutual Fund Service Center of Deutsche Asset Management"

By Wire:
            Call the Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

If this is your first investment through a tax deferred retirement plan, such as an IRA, you will need a special application form. This form is available from your service agent, or by calling the Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------

                             A Detailed Look at Communications--Investment Class

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Fund, to the Service Center. The addresses are shown in this section under "Contacting the Mutual Fund Service Center of Deutsche Asset Management." Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management funds" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: To sell by mail send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $1,000 invested in your account to keep it open (except for retirement accounts). Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day.

Routing No.:     021001033
Attn:            Deutsche Asset Management/ Mutual Funds
DDA No.:         00-226-296
FBO:             (Account name)
                 (Account number)

Credit:          Communications--Investment Class (1729)

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.

Short-Term Redemption Fee

The Fund may charge a short-term redemption fee of 2% on the value of the shares redeemed (either by selling or exchanging into another fund) within 60 days of purchase. This fee will compensate the Fund for expenses directly related to short-term shareholder trading and will facilitate portfolio management. The short-term redemption fee is withheld from redemption proceeds and retained by the Fund.

The short-term redemption fee does not apply to:

 . exchanges into another class of shares of the Fund;

 . shares acquired through reinvestment of dividends and other distributions;

 . shares of the Fund in an account which is closed by us because it fails to meet minimum balance requirements; and

 . shares held in an account of certain retirement plans or profit sharing plans, due to certain economies associated with these accounts.

The fee may apply to shares held through omnibus accounts. You should consult with your retirement plan administrator or service agent to determine whether a redemption fee is applicable to your shares. This fee is not a deferred sales charge and is not a commission. The fee is paid to the Fund.

The Fund will use the "first-in, first out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than 60 days, the short-term redemption fee will be assessed on the current net asset value of those shares. For purposes of computing the redemption fee, any shares bought through reinvestment of distributions will be redeemed first without charging the fee, followed by shares held the longest.

Important Information about Buying and Selling Shares

 . You may buy and sell shares of a fund through authorized service agents as well as directly from us. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Service Center. It is then your service agent's responsibility to transmit the order to the Service Center by the next business day. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your
--------------------------------------------------------------------------------

A Detailed Look at Communications--Investment Class

 service agent may charge a fee for buying and selling shares for you.

 . You may place orders to buy and sell over the phone by calling your service agent or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

 . After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the New York Stock Exchange is open for business.

 . We accept payment for shares only in U.S. dollars by check, bank or Federal
  Funds wire transfer, or by electronic bank transfer. We do not accept starter or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

 . We process all sales orders free of charge.

 . Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day and no later than seven days.

 . We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.

 . We remit proceeds from the sale of shares in U.S. dollars (unless the redemption is so large that it is made "in-kind").

 . We do not issue share certificates.

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

 . During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.

 . We reserve the right to reject purchases of Fund shares (including exchanges) for any reason. We will reject the purchases if we conclude that the purchaser may be investing only for the short-term or to profit from day to day fluctuations in the Fund's share price.

 . We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

 . Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive monthly statements reflecting the balances in your account. We will send you a report every six months on your fund's overall performance, its current holdings and its investing strategies.

 . Exchange Privilege. You can exchange all or part of your shares for shares of another Deutsche Asset Management fund up to four times a year (from the date of your first exchange). When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may complete exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Service Center or your service agent.

Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone, if your account has the exchange by phone feature, letter or wire.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

Special Shareholder Services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Service Center at 1-800-730-1313.

 . Systematic Investments: You can make regular investments of $100 or more automatically from your checking account bi-weekly, monthly, quarterly, or semi-annually.

 . Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $100, and the account must have a balance of at least $10,000 to qualify.
-------------------------------------------------------------------------------

                             A Detailed Look at Communications--Investment Class

Because the Fund is newly offered and has no performance history, financial highlights are presented for Class A shares of the Flag Investors Communications Fund, Inc. (the "Flag Fund"). Prior to September 29, 2000, the Flag Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. On September 29, 2000, the Flag Fund's assets were contributed to the master portfolio, the Communications Portfolio, into which the Fund will invest all of its assets.

The table below provides a picture of the Flag Fund's financial performance for the past five years. The information selected reflects financial results for a single Class A share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned on an investment in the Flag Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended December 31, 1995, 1996, 1997, 1998 and 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Flag Fund's financial statements, is included in the Flag Fund's annual report. The annual report of the Flag Fund is available free of charge by calling the Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                               For the
                              Six Months
                                Ended              For the Years Ended December 31,
                           June 30, 2000/1/    1999       1998      1997     1996     1995
  Per Share Operating
  Performance:
  Net Asset Value at
  Beginning of Period           $43.65         $34.23     $19.37   $15.59   $14.87   $12.30
 ----------------------------------------------------------------------------------------------
  Income from Investment
  Operations:
  Net Investment Income           0.07           0.23       0.12     0.27     0.27     0.40
 ----------------------------------------------------------------------------------------------
  Net Realized and
  Unrealized Gain/(Loss)
  on Investments                 (6.15)         14.83      16.05     5.41     1.67     3.58
 ----------------------------------------------------------------------------------------------
  Total from Investment
  Operations                     (6.08)         15.06      16.17     5.68     1.94     3.98
 ----------------------------------------------------------------------------------------------
  Less Distributions from
  Net Investment Income
  and Net Realized
  Short-Term Gains               (0.03)         (0.33)     (0.40)   (0.40)   (0.38)   (0.41)
 ----------------------------------------------------------------------------------------------
  Net Realized Long-Term
  Gains                          (0.25)         (5.31)     (0.91)   (1.50)   (0.84)   (1.00)
 ----------------------------------------------------------------------------------------------
  Total Distributions            (0.28)         (5.64)     (1.31)   (1.90)   (1.22)   (1.41)
 ----------------------------------------------------------------------------------------------
  Net Asset Value at End
  of Period                     $37.29         $43.65     $34.23   $19.37   $15.59   $14.87
 ----------------------------------------------------------------------------------------------
  Total Return/2/               (13.99)%        45.47%     85.30%   37.36%   13.46%   33.44%
 ----------------------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:
  Expenses                        0.89%          0.96%      1.05%    1.11%    1.14%    0.93%/4/
 ----------------------------------------------------------------------------------------------
  Net Investment Income           0.33%/3/       0.62%      0.48%    1.07%    1.74%    2.85%/5/
 ----------------------------------------------------------------------------------------------
  Supplemental Data and
   Ratios:
  Net Assets at End of
  Period (000)                $1,793,748    $2,115,885 $1,275,775 $622,865 $505,371 $492,454
 ----------------------------------------------------------------------------------------------
  Portfolio Turnover Rate             9%           17%        14%      26%      20%      24%
 ----------------------------------------------------------------------------------------------

 /1/Unaudited.
 /2/Total return excludes the effect of sales charge.
 /3/Annualized.
 /4/Without the waiver of advisory fees, the ratio of expenses to averge daily net assets would have been 0.99% for the year ended December 31, 1995. /5/Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 2.79% for the year ended December 31, 1995.
--------------------------------------------------------------------------------

                       This page intentionally left blank

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated September 29, 2000 which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:

                   Deutsche Asset Management
                   Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.


Communications--Investment Class
BT Investment Funds
Distributed by:
ICC Distributors, Inc.                                          CUSIP #055922611
                                                                1729PRO (9/00)
                                                                811-4760

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                              September 29, 2000

BT Investment Funds

Communications -- Investment Class
Communications -- Institutional Class


BT Investment Funds (the "Trust") is an open-end management investment company comprised of several funds. Communications (the "Fund") is a separate series of the Trust and offers two classes of shares. The Investment Class shares and Institutional Class shares (individually and collectively referred to as "shares" as the context may require) of the Fund are described in this Statement of Additional Information. The Fund seeks to maximize total return.

As described in the Prospectuses, the Trust seeks the investment objective of the Fund by investing all the investable assets ("Assets") of the Fund in an open-end management investment company having the same investment objective as the Fund. This investment company is the Communications Portfolio (the "Portfolio"), which is a series of Flag Investors Portfolios Trust (the "Portfolio Trust").

Shares of the Fund are sold by ICC Distributors, Inc. ("ICCD"), the Trust's Distributor, to private banking, brokerage and institutional clients of Deutsche Bank AG or any of its affiliates or subsidiaries and to customers of other organizations ("Service Agents"). Shares of the Fund may also be sold to employees of Deutsche Bank AG or any of its affiliates or subsidiaries, their spouses and minor children, and Trustees or Directors of any investment company advised by Deutsche Bank AG or any of its affiliates or subsidiaries, their spouses and minor children.

The Fund's Prospectuses dated September 29, 2000 provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Fund's Prospectuses. You may request a copy of a Prospectus or an additional copy of this SAI free of charge by calling Deutsche Asset Management mutual funds at 1-800-730-1313 or by contacting your Service Agent. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectuses.

                   INVESTMENT COMPANY CAPITAL CORP. ("ICCC")
             Investment Adviser and Administrator to the Portfolio

                  ALEX. BROWN INVESTMENT MANAGEMENT ("ABIM")
                         Sub-Adviser to the Portfolio

                    BANKERS TRUST COMPANY ("Bankers Trust")

                           Administrator to the Fund

                        ICC DISTRIBUTORS, INC. ("ICCD")
                                  Distributor

                                1-800-730-1313

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS................................1
   Investment Objective........................................................1
   Investment Policies.........................................................1
   Investment Restrictions.....................................................8
   Portfolio Transactions and Brokerage Commissions............................9
PERFORMANCE INFORMATION.......................................................11
   Standard Performance Information...........................................12
   Comparison of Fund Performance.............................................13
   Economic and Market Information............................................13
VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND....................14
   Valuation of Securities....................................................14
   Purchase of Shares.........................................................15
   Redemption of Shares.......................................................16
   Redemptions and Purchases in Kind..........................................16
   Trading in Foreign Securities..............................................18
MANAGEMENT OF THE TRUST AND THE PORTFOLIO.....................................18
   Trustees of the Trust......................................................18
   Officers of the Trust......................................................20
   Trustee Compensation Table.................................................20
   Trustees of the Portfolio Trust............................................21
   Officers of the Portfolio Trust............................................23
   Trustee Compensation Table.................................................24
   Code of Ethics.............................................................26
   Investment Advisers........................................................26
   Administrator of the Fund..................................................28
   Administrator of the Portfolio.............................................29
   Custodian, Transfer Agents and Fund Accounting Services....................29
   Distributor................................................................30
   Service Agent..............................................................30
   Use of Name................................................................31
   Banking Regulatory Matters.................................................31
   Counsel and Independent Auditors...........................................31
ORGANIZATION OF THE TRUST.....................................................31
TAXATION......................................................................33
   Taxation of the Fund.......................................................33
   Taxation of the Portfolio..................................................34
   Foreign Securities.........................................................35
   Distributions..............................................................35
   Sale of Shares.............................................................35
   Foreign Withholding Taxes..................................................36
   Backup Withholding.........................................................36
   Foreign Shareholders.......................................................36
   Other Taxation.............................................................36
FINANCIAL STATEMENTS..........................................................36
APPENDIX.....................................................................A-1

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


                             Investment Objective

The Fund seeks to maximize total return through a combination of long-term growth of capital and, to a lesser extent, current income. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Policies

The Fund seeks its investment objective by investing all of its Assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

In seeking its objective, the Portfolio invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field. For this purpose, companies would be considered to be in the "communications field" if they were engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. Companies would be considered to be "engaged" in the research, development, manufacture or sale of communications services, technology, equipment or products if they derived at least 50% of their revenues from such activities.

The Portfolio's investment adviser (the "Adviser") and sub-adviser (the "Sub-adviser"), collectively, (the "Advisers"), believe that investing in a portfolio of securities of companies in the communications field affords an attractive opportunity for achieving this investment objective. Effective communication through the transmission of voice, pictures and data is becoming increasingly important and the communications field now embraces a wide variety of products and services, such as local and long distance telephone service, wireless service (e.g., cellular telephone or paging services), video, telecommunications equipment, media, and information technology. Information technology combines data processing and telecommunications to support more efficient and economical business processes and consumer activities. The rapidly improving performance and declining cost of transmission have helped the global expansion of information technology. For example, businesses have an increasing need to connect to remote users such as employees, suppliers and customers. Customers are increasingly relying on telecommunications-based applications like on-line banking and shopping to save time and money. Worldwide telecommunications market expansion will create opportunities for established and emerging providers of telecommunications products and services. Although new, high growth technologies are being adopted at an increasing rate, commercial acceptance still lags the introduction of new products and services. Traditional communications companies, such as telephone companies, are positioned to serve the existing and developing needs of their customer base with a combination of current and new offerings. Evolving user requirements have also led to the development of separate industry segments, outside the local telephone and long distance businesses, which enable non-traditional telecommunications providers a chance to benefit from the growing worldwide demand for voice, data and video services.

There can be no assurance that the Portfolio's investment objective will be achieved. The Portfolio's investment objective may not be changed by the Board of Trustees without shareholder approval.

Under normal market conditions at least 65% of the Portfolio's total assets will be invested in common stock, securities convertible thereto and debt obligations of companies in the communications field, as defined above. Depending on the circumstances, the Portfolio may temporarily and for defensive purposes invest up to 100% of its net assets in money market instruments and in other income-producing securities.

Convertible Securities. The Portfolio may invest in convertible securities. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). A convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security tends to increase as the market value of stock declines. Investments in convertible securities generally entail less risk than investing in common stock of the same issuer.

Investments in Investment Grade Securities. In general, the Portfolio will invest in investment grade non-convertible corporate debt obligations that are rated, at the time of purchase, BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, determined to be of comparable quality by the Portfolio's Advisers, under criteria approved by the Portfolio's Board of Trustees. Investment grade securities (securities rated BBB or higher by S&P or Baa or higher by Moody's) are generally thought to provide the highest credit quality and the smallest risk of default. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics. Up to 10% of the Portfolio's total assets (measured at the time of the investment) may be invested in lower quality non-covertible corporate debt obligations (securities rated BB or lower by S&P or Ba or lower by Moody's and unrated securities of comparable quality). Securities that were investment grade at the time of purchase but are subsequently downgraded to BB/Ba or lower will be included in the 10% category. In the event any security owned by the Portfolio is downgraded, the Advisers will review the situation and take appropriate action, but will not be automatically required to sell the security. If such a downgrade causes the 10% limit to be exceeded, the Portfolio will be precluded from investing further in non-convertible corporate debt obligations that are below investment grade. (See "Investments in Non-investment Grade Securities" below.)

Below Investment Grade Securities. The Portfolio may purchase non-convertible corporate debt obligations that carry ratings lower than those assigned to investment grade bonds by Moody's or S&P, or that are unrated if such bonds, in the Advisers' judgment, meet the quality criteria established by the Board of Trustees. These bonds are generally known as "junk bonds."

These securities may trade at substantial discounts from their face values. Accordingly, if the Portfolio is successful in meeting its objectives, investors may receive a total return consisting of both income and capital gains. Appendix A to this Statement of Additional Information sets forth a description of the S&P and Moody's rating categories, which indicate the rating agency's opinion as to the probability of timely payment of interest and principal. These ratings range in descending order of quality from AAA to D (though the Portfolio will not purchase securities rated, at the time of purchase, below C), in the case of S&P, and from Aaa to C, in the case of Moody's.

Ratings of S&P and Moody's represent their opinions of the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, these ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, the Advisers do not rely exclusively on ratings issued by S&P or Moody's in selecting portfolio securities but supplement such ratings with independent and ongoing review of credit quality. In addition, the total return the Portfolio may earn from investments in high-yield securities will be significantly affected not only by credit quality but also by fluctuations in the markets in which such securities are traded. Accordingly, selection and supervision by the Advisers of investments in lower rated securities involves continuous analysis of individual issuers, general business conditions, activities in the high-yield bond market and other factors. The analysis of issuers may include, among other things, historic and current financial conditions, strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity in interest rates, the availability of new investment opportunities and the economic outlook for specific industries.

Investing in higher yield, lower rated bonds entails substantially greater risk than investing in investment grade bonds, including not only credit risk, but potentially greater market volatility and lower liquidity. Yields and market values of high-yield bonds will fluctuate over time, reflecting not only changing interest rates but also the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. In addition, adverse economic developments could disrupt the high-yield market, affecting both price and liquidity, and could also affect the ability of issuers to repay principal and interest, thereby leading to a default rate higher than has been the case historically. Even under normal conditions, the market for junk bonds may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high-yield market and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, the market for junk bonds may become more volatile and there may be significant disparities in the prices quoted for high-yield securities by various dealers. Under conditions of increased volatility and reduced liquidity, it would become more difficult for the Portfolio to value its portfolio securities accurately because there might be less reliable objective data available.

Investment in Securities of Foreign Issuers. From time to time, the Portfolio may invest in American Depositary Receipts ("ADRs"), which are interests in securities of foreign companies, and up to 10% of the Portfolio's total assets in debt and equity securities of issuers not publicly traded in the United States, when the Advisers believe that such investments provide good opportunities for achieving income and capital gains without undue risk. Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of the Portfolio's foreign investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or economic or monetary policies in the United States or abroad. One or more of these events could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economics of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency or balance of payments position; it may also be more difficult to obtain and enforce a judgement against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Portfolio is also authorized to enter into certain foreign currency exchange transactions. Furthermore, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. Finally, there may be less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Restricted Securities. The Portfolio may invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities") that have been determined to be liquid by the Advisers under standards approved by the Portfolio's Board of Trustees, and may invest up to 10% of its net assets in Rule 144A Securities that are illiquid (see "Investment Restrictions"). Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with domestic banks or broker-dealers deemed to be creditworthy by the Advisers. A repurchase agreement is a short-term investment in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the Portfolio's holding period. The value of underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio makes payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of a custodian or bank acting as agent. The underlying securities, which in the case of the Portfolio are securities of the U.S. Government only, may have maturity dates exceeding one year. The Portfolio does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying securities and loss including (a) possible decline in the value of the underlying security while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Lending of Portfolio Securities. The Portfolio may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Portfolio. The Portfolio may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act") or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisers to be of good standing and when, in the judgment of the Advisers, the consideration that can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees of the Portfolio.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Covered Call Options. In an attempt to earn additional income, and as a means of protecting the Portfolio's assets against market declines, the Portfolio may, to a limited extent, write covered call option contracts on certain of its securities and purchase call options for the purpose of eliminating outstanding contracts.

When the Portfolio writes a call option on securities that it owns, it gives the purchaser of the option the right, but not the obligation, to buy the securities at the price specified in the option (the "Exercise Price") at any time prior to the expiration of the option. In the strategy to be employed by the Portfolio, the Exercise Price, plus the option premium paid by the purchaser, is almost always greater than the market price of the underlying security at the time the option is written. If any option is exercised, the Portfolio will realize the long-term or short-term gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received. By writing a covered option, the Portfolio may forego, in exchange for the net premium, the opportunity to profit from an increase in value of the underlying security above the Exercise Price. Thus, options will be written when the Advisers believe the security should be held for the long term but expect no appreciation or only moderate appreciation within the option period. The Portfolio also may write covered options on securities that have a current value above the original purchase price but which, if then sold, would not normally qualify for a long-term capital gains treatment. Such activities will normally take place during periods when market volatility is expected to be high.

Only call options that are traded on a national securities exchange will be written. Call options are issued by the Options Clearing Corporation, which also serves as the clearinghouse for transactions with respect to options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by The Options Clearing Corporation or the exchanges. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

The Portfolio may write options contracts on its securities up to 20% of the value of its net assets at the time such options are written. The Portfolio will not sell the securities against which options have been written (uncover the options) until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Call options may be purchased by the Portfolio, but only to terminate an obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same Exercise Price and expiration date as specified in the existing call option. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of a writer. Although the cost to the Portfolio of such a transaction may be greater than the net premium received by the Portfolio upon writing the original option, the Board of Trustees believes that it is appropriate for the Portfolio to have the ability to make closing purchase transactions in order to prevent its portfolio securities from being purchased pursuant to the exercise of a call. The Advisers may also permit the call option to be exercised. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. A profit or loss from an option exercised will be realized depending upon whether the cost of the stock sold through the exercise, minus the premium received on the option, is less or more than the proceeds of the exercise.

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in its Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sale commissions and other fund-specific operating expenses. Therefore, investors in the Fund should be aware that these differences might result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting Deutsche Asset Management at 1-800-730-1313.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.

Small funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro-rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds with large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operation of the Portfolio. Whenever the Trust is requested to vote in matters pertaining to the Portfolio, the Trust will, except as permitted by the SEC, hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax and other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are some other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investments from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retention of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Rating Services. The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisers also make their own evaluation of these securities, subject to review by the Board of Trustees of the Portfolio. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Advisers will consider such an event in their determination of whether the Portfolio should continue to hold the obligation. A description of the ratings is included in the Appendix to this SAI.

                            Investment Restrictions

Fundamental Policies. The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal and state regulatory limitations. The following investment restrictions, which are "fundamental policies" of the Fund and the Portfolio, are in addition to those described in the Fund's Prospectuses and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectuses, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by that Fund's shareholders.

As a matter of fundamental policy, the Portfolio (or Fund) may not (except that no investment restriction of the Fund shall prevent it from investing all of its assets in an open-end investment company with substantially the same investment objective):

1. Invest less than 65% of its total assets in the communications field, except as described in the Prospectus, provided that: (a) otherwise the Portfolio (or Fund) will not concentrate more than 25% of its total assets in securities of issuers in any industry and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder;

2. Invest in the securities of any single issuer if, as a result, the Portfolio (or Fund) would hold more than 10% of the outstanding voting securities of such issuer, except that the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder;

3. Borrow money, except as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 10% of the value of the total assets of the Portfolio (or Fund) at the time of such borrowing;

4.   Invest in real estate or mortgages on real estate;

5. Purchase or sell commodities or commodities contracts, provided that the Portfolio (or Fund) may invest in financial futures and options on such futures;

6. Act as an underwriter of securities within the meaning of the U.S. federal securities laws except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies;

7.   Issue senior securities; or

8. Make loans, except that the Portfolio (or Fund) may purchase or hold debt instruments in accordance with its investment objectives and policies, and may loan portfolio securities and enter into repurchase agreements as described in this Registration Statement.

Additional Restrictions. The following are non-fundamental policies. In order to comply with certain statutes and policies, the Portfolio (or the Trust on behalf of the Fund), will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

1. Invest in shares of any other investment company registered under the 1940 Act, except as permitted by federal law; and

2. Invest more than 10% of the value of its net assets in illiquid securities (as defined under federal and state securities laws).

The percentage limitations contained in these restrictions apply at the time of purchase of securities. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment, or any other later change.

                Portfolio Transactions and Brokerage Commissions

ABIM is responsible for decisions to buy and sell securities for the Portfolio, for the broker-dealer selection and for negotiation of commission rates, subject to the supervision of ICCC. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between ABIM and the broker-dealers. ABIM may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, its affiliates and ICCD.

In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Portfolio will not deal with affiliates of the Advisers in any transaction in which affiliates of the Advisers act as a principal.

If affiliates of the Advisers are participating in an underwriting or selling group, the Portfolio may not buy portfolio securities from the group except in accordance with rules of the SEC. The Portfolio believes that the limitation will not affect its ability to carry out its present investment objective.

ABIM's primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, ABIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services that are deemed by ABIM to be beneficial to the Portfolio's investment program. Certain research services furnished by broker-dealers may be useful to ABIM with clients other than the Portfolio. Similarly, any research services received by ABIM through placement of portfolio transactions of other clients may be of value to ABIM in fulfilling its obligations to the Portfolio. No specific value can be determined for research and statistical services furnished without cost to ABIM by a broker-dealer. ABIM is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing ABIM's research and analysis. Therefore, it may tend to benefit the Portfolio by improving ABIM's investment advice. In over-the-counter transactions, ABIM will not pay any commission or other remuneration for research services. ABIM's policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in ABIM's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Portfolio's Board of Trustees, ABIM is also authorized to pay broker-dealers (other than affiliates of the Advisers) higher commissions than another broker might have charged on brokerage transactions for the Portfolio for brokerage or research services. The allocation of orders among broker-dealers and the commission rates paid by the Portfolio will be reviewed periodically by the Board.

Subject to the above considerations, the Board of Trustees has authorized the Portfolio to effect portfolio transactions, through affiliates of the Advisers. At the time of such authorization the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that the commissions paid the affiliates of the Advisers must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Trustees and requires ICCC and ABIM to furnish reports and to maintain records in connection with such reviews.

ABIM manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Portfolio and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Portfolio or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by ABIM. ABIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

Prior to September 29, 2000, ICCC and ABIM served as adviser and sub-adviser, respectively, to the Flag Investors Communications Fund, Inc. (the "Flag Fund"), a stand-alone Fund that directly acquired and managed its own portfolio securities. On September 29, 2000, the Flag Fund's assets were contributed to the Portfolio and the Flag Fund was made a feeder fund to the Portfolio.

ABIM directed transactions to broker-dealers and paid related commissions because of research services in the following amounts on behalf of the Flag
Fund:

--------------------------------------------------------------------------------------------------------------------
                               Fiscal Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------
                               1999                        1998                         1997
--------------------------------------------------------------------------------------------------------------------
Transactions Directed          $931,691,059                $        244,993,558         $        312,672,931
--------------------------------------------------------------------------------------------------------------------
Commissions Paid               $1,135,899                  $        275,519             $        406,249
--------------------------------------------------------------------------------------------------------------------

For the fiscal years ended December 31, 1999 and December 31, 1998, the Flag Fund paid $7,200 and $4,500, respectively in brokerage commissions to DB Alex. Brown or its affiliates. For the fiscal year ended December 31, 1997, the Flag Fund paid no brokerage commissions to DB Alex. Brown or its affiliates. The Portfolio is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Portfolio has acquired during its most recent fiscal year. As of December 31, 1999, the Flag Fund held a 2.00% repurchase agreement issued by Goldman Sachs & Co. valued at $126,131,000, a 3.25% repurchase agreement issued by J.P. Morgan securities, Inc. valued at $126,131,000 and a 2.50% repurchase agreement issued by Morgan Stanley & Co. valued at $57,303,000. Goldman Sachs & Co., J.P. Morgan Securities, Inc. and Morgan Stanley & Co. are "regular brokers or dealers" of the Flag Fund.

                            PERFORMANCE INFORMATION

                       Standard Performance Information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective shareholders. These performance figures are calculated in the following manner:

Total Return: The Fund's average annual total return is calculated for certain
------------
periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

Performance results: Any total return quotation provided for the Fund should not
-------------------
be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

Performance information may include the Fund's investment results and/or comparisons of its investment results to the S&P 500 Index, or various other unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth in this SAI. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, and Morningstar, Inc.

The Trust may provide period and average annualized "total return" quotations for the shares. The shares' "total return" refers to the change in the value of an investment in the shares over a stated period based on any change in net asset value per share and including the value of any shares purchased with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested. Because of the compounding effect, an annualized total return will be higher than a period total return if the period is shorter than one year.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the shares' expenses. In addition, during certain periods for which total return may be provided, the Advisers, shareholder Service Agent, Administrator, or ICCD, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing shares' net income (and therefore its total return) during the period such waivers are in effect.

Because the Fund is newly offered and has no performance history, the following table shows the performance history of Class A shares of the Flag Fund. Prior to September 29, 2000, the Flag Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. On September 29, 2000, the Flag Fund's assets were contributed to the master portfolio, the Communications Portfolio, into which the Fund will invest all of its assets. In managing the Fund, the Advisers employ the same investment objectives, policies and strategies that were employed in managing the Flag Fund. The Flag Fund performance is adjusted to reflect the overall expense ratio of the Investment Class and Institutional Class shares of the Fund.

Average Annual Total Returns for the Periods Ended December 31, 1999
--------------------------------------------------------------------------------------------------------------------
                                                1 Year        5 Years        10 Years        Since Inception
                                                                                             (January 18, 1984)
--------------------------------------------------------------------------------------------------------------------
Flag Fund (adjusted to reflect expenses of      45.18%        40.95%         22.75%          22.54%
Investment Class)
--------------------------------------------------------------------------------------------------------------------
Flag Fund (adjusted to reflect expenses of      45.43%        41.21%         23.01%          22.79%
Institutional Class)
--------------------------------------------------------------------------------------------------------------------

                        Comparison of Fund Performance

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Asian Wall Street Journal, Barron's, Business Week, Changing Times, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, ValueLine, Wall Street Journal, Weisenberger Investment Companies Services, Working Women.

                        Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI").

          VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND


                            Valuation of Securities

The net asset value ("NAV") per share is calculated once on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The NAV per share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities attributable to the shares, by the total number of shares outstanding as of the Valuation Time.

The Fund's net asset value per share fluctuates. The net asset value for shares of each class is determined by adding the interest of such class of shares in the market value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets), subtracting the interest of such class of shares in the liabilities of the Fund and those attributable to such class of shares, and dividing the remainder by the total number of such class of shares outstanding. The net asset value for each class of shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled. Values of assets in the Portfolio are determined on the basis of their market value or where market quotations are not determinable, at fair value as determined by the Trustees of the Portfolio Trust.

Market values of portfolio securities are determined as follows:

The fixed income portion of the Portfolio and portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or at the average of readily available closing bid and asked prices in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by a Portfolio's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees of the Portfolio Trust. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

The value of investments listed on a U.S. securities exchange is based on the last sale prices on the NYSE generally at 4:00 p.m. (U.S. Eastern time) or, in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchange. Securities listed on a foreign exchange considered by the Advisers to be a primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities, and securities for which the Advisers determines the listing exchange is not a primary market, are valued at the average of the quoted bid-and-asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees, although the actual calculation may be done by others.

                              Purchase of Shares

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Investors who are customers of Service Agents should contact their Service Agent with respect to a proposed investment and then follow the procedures adopted by the Service Agent for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions.

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments by 4:00 p.m. Eastern time the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

The Trust and Bankers Trust have authorized one or more Service Agents to accept on the Trust's behalf purchase and redemption orders. Such Service Agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Transfer Agent will be deemed to have received a purchase or redemption order when an authorized Service Agent or, if applicable, a Service Agent's authorized designee, accepts the order.

Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized Service Agent or the Service Agent's authorized designee.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

The Transfer Agent must receive payment within one business day after an order for Shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

The Fund and its service providers reserve the right to, from time to time in their discretion, waive or reduce the investment minimums.

                              Redemption of Shares

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by their Transfer Agent and the shareholder's Service Agent. Redemption requests for Shares received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

The Fund and Portfolio reserve the right to redeem all of its shares, if the Fund's and/or Portfolio's Board votes to liquidate and terminate the Fund or Portfolio.

The Fund may charge a short-term redemption fee of 2.00% on the value of the shares redeemed (either by selling or exchanging into another fund) within 180 days (approximately six months) of purchases.

                        Redemptions and Purchases in Kind

The Trust, on behalf of the Fund, and the Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund and the Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                          Trading in Foreign Securities

Trading in foreign cities may be completed at times that vary from the closing of NYSE. In computing the net asset value, the Portfolio values foreign securities at the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Similarly, foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rates.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


                    MANAGEMENT OF THE TRUST AND THE PORTFOLIO


The affairs of the Trust and the Portfolio Trust are managed under the supervision of separate Boards of Trustees. By virtue of the responsibilities assumed by the Administrator, the Trust does not require employees other than its executive officers. None of the executive officers of the Trust devotes full time to the affairs of the Trust.

The Boards are composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Trust and the Portfolio Trust. In addition, the Boards review contractual arrangements with companies that provide services to the Trust and Portfolio Trust and review the Fund and Portfolio's performance.

                              Trustees of the Trust

The Trustees and officers of the Trust, their birth dates and their principal occupations during the past five years are set forth in the next section. Their titles may have varied during that period.

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex1; Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Retired;

--------------------------
1 The "Deutsche Asset Management Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Adviser Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc., Coutts (U.S.A.) International, Coutts Trust Holdings Ltd., Coutts Group (registered investment companies); Trustee, Phoenix Zweig Series Trust, Phoenix Euclid Market Neutral Fund (registered investment companies); General Partner, Pemco (a registered investment company). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA (registered investment company); Director, S.G. Cowen Mutual Funds, Japan Equity Fund, Inc., Taiwan Equity Fund, Inc. (registered investment companies). His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds and ISI Family of Funds (registered investment companies); President, Morgan Grenfell Investment Trust (registered investment company); Managing Director, DB Alex. Brown LLC; Director and President, Investment Company Capital Corp. (registered investment adviser); Chartered Financial Analyst. His address is One South Street, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Retired; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992-present); Member, Investment Committee, Unilever U.S. Pension and Thrift Plans (1989 to present) (a registered investment company); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present) (a registered investment company). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to 1987); Director,

Canada Life Insurance Corporation of New York (since 1987). His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act.

The Board has an Audit Committee that meets with the Trust's independent auditors to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

                              Officers of the Trust

RICHARD T. HALE (birth date: July 17, 1945) -- President and Chief Executive Officer of the Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds and ISI Family of Funds (registered investment companies); President, Morgan Grenfell Investment Trust (registered investment company); Managing Director, DB Alex. Brown LLC; Director and President, Investment Company Capital Corp. (registered investment adviser); Chartered Financial Analyst. His address is One South Street, Baltimore, Maryland 21202.

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust; Director, Deutsche Asset Management Americas since 1999; Director, DB Alex. Brown LLC and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

CHARLES A. RIZZO (birth date: August 5, 1957) -- Treasurer of the Trust; Director, Deutsche Asset Management, and Vice President and Department Head, DB Alex. Brown LLC from 1998 to 1999; Formerly, Senior Manager,
PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICCD, or an affiliate serves as the principal underwriter.

No person who is an officer or Trustee of Bankers Trust is an officer or Trustee of the Trust. No Trustee, officer or employee of ICCD or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

                           Trustee Compensation Table


--------------------------------------------------------------------------------
                                                     Total Compensation from
                          Aggregate Compensation     Deutsche Asset Management
Trustee                   from Trust*                Fund Complex*
--------------------------------------------------------------------------------
Charles P. Biggar         $3,050                     $43,750
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S. Leland Dill            $16,417                    $43,750
--------------------------------------------------------------------------------
Martin Gruber             $2,972                     $45,000
--------------------------------------------------------------------------------
Richard J. Herring        $2,642                     $43,750
--------------------------------------------------------------------------------
Kelvin Lancaster          $12,617                    $18,750
--------------------------------------------------------------------------------
Bruce E. Langton          $2,972                     $43,750
--------------------------------------------------------------------------------
Philip Saunders, Jr.      $16,924                    $45,000
--------------------------------------------------------------------------------
Harry Van Benschoten      $3,050                     $45,000
--------------------------------------------------------------------------------

* The information provided is for the BT Investment Funds, which is comprised of 14 funds, for the year ended December 31, 1999.

As of September 20, 2000, the Trustees and Officers of the Fund and the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

Because the Fund is newly offered, no shareholder of record owned 5% or more of the outstanding voting shares of the Fund as of September 20, 2000.

                         Trustees of the Portfolio Trust


The Trustees and officers of the Portfolio Trust, their birth dates and their principal occupations during the past five years are set forth in the next section. Their titles may have varied during that period.

TRUMAN T. SEMANS* (birth date: October 27, 1926) -- Chairman and Trustee of the Portfolio Trust; Vice Chairman, Brown Investment Advisory & Trust Company (formerly, Alex. Brown Capital Advisory & Trust Company); Director, Investment Company Capital Corp. (registered investment adviser) and Director and President of Virginia Hot Springs Inc. (property management). Formerly, Managing Director and Vice Chairman, Alex. Brown & Sons Incorporated (now DB Alex. Brown LLC) and Director, ISI Family of Funds (registered investment companies). His address is Brown Investment Advisory & Trust Company, 19 South Street, Baltimore, Maryland 21202.

RICHARD R. BURT (birth date: February 3, 1947) -- Trustee of the Portfolio Trust; Chairman, IEP Advisors, Inc.; Chairman of the Board, Weirton Steel Corporation; Member of the Board, Archer Daniels Midland Company (agribusiness operations), Hollinger International, Inc. (publishing), Homestake Mining (mining and exploration), HCL Technologies (information technology) and Anchor Technologies (gaming software and equipment); Director, Mitchell Hutchins family of funds (registered investment companies); and Member, Textron Corporation International Advisory Council. Formerly, partner, McKinsey & Company (consulting), 1991-1994; U.S. Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and U.S. Ambassador to the Federal Republic of Germany, 1985-1991. His address is IEP Advisors, LLP, 1275 Pennsylvania Avenue, NW, 10th Floor, Washington, DC 20004.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Portfolio Trust; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex; Managing

Director, Deutsche Asset Management; Director, Flag Investors Funds and ISI Family of Funds (registered investment companies); President, Morgan Grenfell Investment Trust (registered investment company); Managing Director, DB Alex. Brown LLC; Director and President, Investment Company Capital Corp. (registered investment adviser); Executive Vice President, ICCD, each Fund's principal underwriter, since July 2000; Chartered Financial Analyst. His address is One South Street, Baltimore, Maryland 21202.

* Messrs. Semans and Hale are Trustees who are "interested persons," as defined in the 1940 Act.

JOSEPH R. HARDIMAN (birth date: May 27, 1937) -- Trustee of the Portfolio Trust; Private Equity Investor and Capital Markets Consultant; Director, Wit Capital Group (registered broker-dealer), The Nevis Fund (registered investment company), and ISI Family of Funds (registered investment companies). Formerly, Director, Circon Corp. (medical instruments), November 1998-January 1999; President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc., 1987-1997; Chief Operating Officer of Alex. Brown & Sons Incorporated (now DB Alex. Brown LLC), 1985-1987; General Partner, Alex. Brown & Sons Incorporated (now DB Alex. Brown LLC), 1976-1985. His address is 8 Bowen Mill Road, Baltimore, Maryland 21212.

LOUIS E. LEVY (birth date: November 16, 1932) -- Trustee of the Portfolio Trust; Director, Kimberly-Clark Corporation (personal consumer products), Household International (banking and finance) and ISI Family of Funds (registered investment companies). Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants, 1992-1998, Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; and Partner, KPMG Peat Marwick, retired 1990. His address is 26 Farmstead Road, Short Hills, New Jersey 07078.

EUGENE J. MCDONALD (birth date: July 14, 1932) -- Trustee of the Portfolio Trust; President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care); Executive Vice Chairman and Director, Central Carolina Bank & Trust (banking) and Director, Victory Funds (registered investment companies). Formerly, Director AMBAC Treasurers Trust (registered investment company), DP Mann Holdings (insurance) and ISI Family of Funds (registered investment companies). His address is Duke Management Company, Erwin Square, Suite 1000, 2200 West Main Street, Durham, North Carolina 27705.

REBECCA W. RIMEL (birth date: April 10, 1951) -- Trustee of the Portfolio Trust; President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation); Director and Executive Vice President, The Glenmede Trust Company (investment trust and wealth management). Formerly, Executive Director, The Pew Charitable Trusts and Director, ISI Family of Funds (registered investment companies). Her address is The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103-7017.

ROBERT H. WADSWORTH (birth date: January 29, 1940) -- Trustee of the Portfolio Trust; President, Investment Company Administration LLC, President, Trustee, Trust for Investment Managers (registered investment company) and President, Director, First Fund Distributors, Inc. (registered broker-dealer); Director, The Germany Fund, Inc., The New Germany Fund Inc., The Central European Equity Fund, Inc., and Vice President, Professionally Managed Portfolios and Advisors Series Trust (registered investment companies). Formerly, President, Guinness Flight Investment Funds, Inc. (registered investment companies); and President, The Wadsworth Group (registered investment advisor). His address is 4455 E. Camelback Road, Suite 261 E., Phoenix, Arizona 85018.

                         Officers of the Portfolio Trust


CARL W. VOGT, Esq. (birth date: April 20, 1936) -- President of the Portfolio Trust; Senior Partner, Fulbright & Jaworski L.L.P. (law); Interim President of Williams College; Director, Yellow Corporation (trucking), American Science & Engineering (x-ray detection equipment), and ISI Family of Funds (registered investment companies). Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak); and Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration); and Director, Flag Investors Family of Funds (registered investment companies). His address is 4455 E. Camelback Road, Suite 261 E., Phoenix, Arizona 85018.

CHARLES A. RIZZO (birth date: August 5, 1957) -- Treasurer of the Portfolio Trust; Director, Deutsche Asset Management, and Vice President and Department Head, DB Alex. Brown LLC from 1998 to 1999; Formerly, Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

AMY M. OLMERT (birth date: May 14, 1963) -- Secretary of the Portfolio Trust; Director, Deutsche Asset Management; and Vice President, BT Alex. Brown Incorporated (now DB Alex. Brown LLC), 1997-1999. Formerly, Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP), 1988-1997. Her address is One South Street, Baltimore, Maryland 21202.

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Assistant Secretary of the Portfolio Trust; Director, Deutsche Asset Management Americas since 1999; Director, DB Alex. Brown LLC and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

Trustees and officers of the Portfolio Trust are also Trustees, Directors or officers of some or all of the other investment companies managed, administered or advised by ICCC or its affiliates. There are currently 24 funds in the Flag Investors Funds and Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Flag Fund Complex"). Mr. Semans serves as Chairman of five funds and as a Director of 19 other funds in the Flag Fund Complex. Mr. Hale serves as Chairman of three funds and as Director of 21 funds in the Flag Fund Complex. Ms. Rimel and Messrs. Burt, Hardiman, Levy, McDonald and Wadsworth serve as Directors of each of the funds in the Flag Fund Complex. Mr. Vogt serves as President of seven of the funds in the Flag Fund Complex. Mr. Rizzo serves as Treasurer, Ms. Olmert serves as Secretary, and Mr. Hirsch serves as Assistant Secretary, for each of the funds in the Flag Fund Complex.

Some of the Trustees of the Portfolio Trust are customers of, and have had normal brokerage transactions with, DB Alex. Brown or its affiliates in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

With the exception of the Portfolio Trust's President, officers of the Portfolio Trust receive no direct remuneration in such capacity from the Portfolio Trust. Officers and Trustees of the Portfolio Trust who are officers or Directors of ICCC or its affiliates may be considered to have received remuneration indirectly. As compensation for his or her services as Trustee, each Trustee who is not an "interested person" of the Portfolio Trust (as defined in the 1940
Act) (an "Independent Trustee") and Mr. Vogt, the Portfolio Trust's President, receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Flag Fund Complex for which he or she serves. In addition, the Chairmen of the Flag Fund Complex's Audit Committee and Executive Committee receive an annual fee from the Flag Fund Complex. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

                           Trustee Compensation Table

-----------------------------------------------------------------------------------------------
                         Aggregate Compensation      Total Compensation from Flag Fund
Trustee                  from Portfolio Trust*       Complex**
-----------------------------------------------------------------------------------------------
Truman T. Semans         $0                          $0
-----------------------------------------------------------------------------------------------
Richard T. Hale          $0                          $0
-----------------------------------------------------------------------------------------------
Richard R. Burt          $7,166                      $9,750
-----------------------------------------------------------------------------------------------
James J. Cunnane         $0                          $29,250 for services on 12 Boards in the
                                                     Fund Complex
-----------------------------------------------------------------------------------------------
Joseph R. Hardiman       $0                          $39,000 for services on 12 Boards in the
                                                     Fund Complex
-----------------------------------------------------------------------------------------------
Louis E. Levy            $0                          $49,000 for services on 12 Boards in the
                                                     Fund Complex
-----------------------------------------------------------------------------------------------
Eugene J. McDonald       $0                          $49,000 for services on 12 Boards in the
                                                     Fund Complex
-----------------------------------------------------------------------------------------------
Rebecca W. Rimel         $                           $39,000 for services on 12 Boards in the
                                                     Fund Complex
-----------------------------------------------------------------------------------------------
Carl W. Vogt             $0                          $39,000 for services on 12 Boards in the
                                                     Fund Complex
-----------------------------------------------------------------------------------------------
Robert H. Wadsworth      $4,050                      $39,000 for services on 12 Boards in the
                                                     Fund Complex
-----------------------------------------------------------------------------------------------

* The information provided is for the Portfolio Trust, which is comprised of 7 funds, for the year ended December 31, 1999.

** The information provided is for the Flag Fund Complex, which is comprised of 16 funds, for the year ended December 31, 1999.

The Flag Fund Complex has adopted a Retirement Plan for Directors who are not employees of the Portfolio Trust, the Portfolio's Administrator or its respective affiliates (the "Directors' Retirement Plan") and a Retirement Plan for a former Director serving as the Portfolio Trust's President (collectively, the "Retirement Plans"). After completion of six years of service, each participant in the Retirement Plans will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by each fund for which he or she serves. The Retirement Plans are unfunded and unvested. The Portfolio Trust currently has two participants in the Directors' Retirement Plan, a Director who retired effective December 31, 1994 and another Director who retired effective December 31, 1996, each of whom qualified for the Retirement Plan by serving thirteen years and fourteen years, respectively, as Directors in the Flag Fund Complex and who will be paid a quarterly fee of $4,875 by the Flag Fund Complex for the rest of his life. Such fees are allocated to each fund in the Flag Fund Complex based upon the relative net assets of such fund to the Flag Fund Complex. Mr. McDonald has qualified for, but has not received, benefits.

Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 1999 are as follows: for Mr. Levy, 5 years; for Mr. McDonald, 7 years; for Ms. Rimel and Mr. Vogt, 4 years; for Mr. Hardiman, 1 year; and for Mr. Burt and Mr. Wadsworth, 0 years.

   Years of Service        Estimated Annual Benefits Payable By Flag Fund Complex Upon Retirement
   ----------------        ----------------------------------------------------------------------

                           Chairmen of Audit and Executive Committees          Other Participants
                           ------------------------------------------          ------------------
   6 years                                   $4,900                                  $3,900

   7 years                                   $9,800                                  $7,800

   8 years                                   $14,700                                 $11,700

   9 years                                   $19,600                                 $15,600

   10 years or more                          $24,500                                 $19,500

Any Trustee and the President of the Portfolio Trust who receive fees from the Portfolio Trust is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Levy, McDonald, Vogt, Burt, Wadsworth, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Trustees may select from among various funds in the Flag Fund Complex in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

                                 Code of Ethics

The Boards of the Fund and the Portfolio each has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund and Portfolio's Code of Ethics specifies that Access Persons of the Fund and Portfolio who are subject to Codes of Ethics adopted by their employers may comply with their employer's Code in lieu of the Fund and Portfolio's Code if such Code has been approved by the Board. As a result, the Fund and Portfolio's Code permits Fund and Portfolio personnel to invest in securities for their own accounts, but requires compliance with pre-clearance requirements, trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund or Portfolio in the same security, and other restrictions which are imposed by the Codes of Ethics of the adviser and distributor.

The Fund and Portfolio's underwriter and the Portfolio's Advisers each have also adopted a Code of Ethics. The Codes allow personnel to invest in securities for their own accounts, but require compliance with the Codes' pre-clearance requirements and other restrictions, including "blackout periods" and minimum holding periods, subject to limited exceptions. The Codes prohibit purchases of securities in initial public offerings and require prior approval for purchases of securities in private placements.

                               Investment Advisers

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the assets of the Fund in the Portfolio. The Portfolio has retained the services of ICCC as investment adviser and ABIM as sub-adviser. ICCC also serves as investment adviser and ABIM serves as sub-adviser to other funds in the Flag Fund Complex.

ICCC is an indirect subsidiary of Deutsche Bank AG. ABIM is a limited partnership affiliated with the Adviser. Buppert, Behrens & Owen, Inc. ("BB&O") a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. DB Alex. Brown LLC ("DBAB") owns the remaining 50% general partnership interest. On May 17, 2000, ABIM and BB&O entered into an Agreement and Sale of Partnership Interests ("Sale Agreement") with DBAB that will result in BB&O holding all partnership interests in ABIM, effective as of a March 2001 closing date. In connection with this sale, ABIM also entered into a Trademark Licensing Agreement (the "License Agreement") with BT Alex. Brown Holdings, Inc. ("BTAB Holdings") that will permit ABIM to continue to use the "Alex. Brown" name from the March 2001 closing date until December 31, 2005.

The March 2001 closing date for the Sale Agreement is contingent upon, among other things, the approval of proposed sub-advisory agreements by the shareholders of Flag Investors Equity Partners Fund, Inc. ("Equity Partners") and Flag Investors Value Builder Fund, Inc. ("Value Builder"). The Sale Agreement also includes a provision prohibiting ABIM, BB&O, and its employees partners, officers or Trustees from providing investment advisory services to any other registered investment company pursuing the same investment strategies as the Portfolio, Equity Partners and Value Builder. Consistent with the fiduciary duties that ICCC owes the Portfolio as its adviser, the Sale Agreement and License Agreement do not prevent ICCC from suggesting that the Portfolio terminate its relationship with ABIM, but any such termination must ultimately be recommended by a majority of the Portfolio's Independent Trustees and approved by the Portfolio's Board.

Under the Investment Advisory Agreement, ICCC obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. ICCC has delegated this responsibility to ABIM provided that ICCC continues to supervise the performance of ABIM and report thereon to the Portfolio's Board of Trustees. Any investment program undertaken by ICCC or ABIM will at all times be subject to policies and control of the Portfolio's Board of Trustees. ICCC will provide the Portfolio with office space for managing its affairs, with the services of required executive personnel and with certain clerical and bookkeeping services and facilities. These services are provided by ICCC without reimbursement by the Portfolio for any costs. Neither ICCC nor ABIM shall be liable to the Portfolio or its shareholders for any act or omission by ICCC or ABIM or any losses sustained by the Portfolio or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ICCC and ABIM to the Portfolio are not exclusive and ICCC and ABIM are free to render similar services to others.

As compensation for its services, ICCC is entitled to receive a fee from the Portfolio, calculated daily and paid monthly, at the following annual rates based upon the Portfolio's average daily net assets: 1.00% of the first $100 million, 0.90% of the next $100 million, 0.85% of the next $100 million, 0.80% of the next $200 million, 0.73% of the next $500 million, 0.68% of the next $500 million and 0.65% of that portion exceeding $1.5 billion. As compensation for its services, ABIM is entitled to receive a fee from ICCC, payable from its advisory fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: 0.65% of the first $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $500 million, 0.42% of the next $500 million and 0.40% of that portion in excess of $1.5 billion.

Each of the Investment Advisory Agreement and the Sub-Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in such agreements, by votes cast in person at a meeting called for such purpose, and by a vote of a majority of the outstanding Shares (as defined under "Capital Stock"). The Portfolio or ICCC may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment

Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act). The Sub-Advisory Agreement has similar termination provisions.

Prior to September 29, 2000, the Flag Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. On September 29, 2000, the Flag Fund's assets were contributed to the Portfolio and the Flag Fund was made a feeder fund to the Portfolio. Prior to September 29, 2000, under a previous investment advisory agreement, ICCC received a fee from the Flag Fund, calculated daily and paid monthly, at the following annual rates based upon the Flag Fund's average daily net assets: 0.85% of the first $100 million, 0.75% of the next $100 million, 0.70% of the next $100 million, 0.65% of the next $200 million, 0.58% of the next $500 million, 0.53% of the next $500 million and 0.50% of that portion exceeding $1.5 billion. As compensation for its services, ABIM received a fee from ICCC, payable from its advisory fee, calculated daily and paid monthly, at the following annual rates based upon the Flag Fund's average daily net assets: 0.60% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million, 0.45% of the next $200 million, 0.40% of the next $500 million, 0.37% of the next $500 million and 0.35% of that portion in excess of $1.5 billion.

Under the previous investment advisory agreement, advisory fees paid by the Flag Fund to ICCC and sub-advisory fees paid by ICCC to ABIM for the last three fiscal years were as follows:

                                                                  Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------
        Fees Paid to:                     1999                        1998                         1997
                                          ----                        ----                         ----
             ICCC                      $11,892,502                 $5,927,518                   4,172,769
             ABIM                      $8,337,261                  $4,132,229                   $2,944,897
-------------------------------------------------------------------------------------------------------------------

If the current Investment Advisory Agreements had been in effect during these periods, the fees paid by the Flag Fund to ICCC would have been higher.

                            Administrator of the Fund

Under its Administration and Services Agreement with the Trust, Bankers Trust Company (the "Administrator") calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.35% and 0.10% of the average daily net assets of the Investment Class and Institutional Class shares, respectively, of the Fund.

Under the Administration and Services Agreement, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust. Bankers Trust will generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in the Administrator's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

                         Administrator of the Portfolio

Under its Administrative Services Agreement with the Portfolio, ICCC will supervise and manage all aspects of the Portfolio's operations, other than portfolio management and distribution; provide the Portfolio with such executive, administrative, clerical and bookkeeping services as are deemed advisable by the Portfolio's Board of Trustees; provide the Portfolio with, or obtain for it, adequate office space and all necessary office equipment and services including telephone service, heat, utilities, stationary, supplies and similar items for any offices as are deemed advisable by the Portfolio's Board of Trustees; supervise the operations of the Portfolio's transfer agent and dividend disbursing agent; provide the Portfolio with such administrative and clerical services for the maintenance of certain shareholder records as are deemed advisable by the Portfolio's Board of Trustees; and arrange, but not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to and filings with the SEC and State Blue Sky authorities. The Administrative Services Agreement provides that the Administrator will furnish, at its own expense and without cost to the Portfolio, the services of one or more officers of the Portfolio to the extent that such officers may be required by the Portfolio for the proper conduct of its affairs. The Portfolio assumes and pays all other expenses of the Portfolio. The Administrative Services Agreement continues in full force and effect until terminated. The Administrative Services Agreement may be terminated at any time, on waivable written notice within 60 days and without penalty, by vote of the Portfolio's Board of Trustees or by ICCC. The agreement automatically terminates in the event of its assignment.

The Administrative Services Agreement obligates the Administrator to exercise care and diligence and to act in good faith and to use its best efforts within reasonable limits in performing the services provided for under the agreement, but ICCC is not liable for any act or omission which does not constitute willful misfeasance, bad faith or gross negligence on the part of the Administrator.

Under the Administrative Services Agreement, the Portfolio pays ICCC an annual fee based on the Portfolio's average daily net assets. This fee is calculated and accrued daily and the amounts of the daily accruals shall be paid monthly, at the annual rate of 0.02% of the Portfolio's assets. ICCC may from time to time voluntarily waive a portion of its administrative services fee.

             Custodian, Transfer Agents and Fund Accounting Services

Bankers Trust, 130 Liberty Street, New York, New York 10006, serves as Custodian for the Trust pursuant to the Administration and Services Agreement. Bankers Trust also serves as the Portfolio's custodian pursuant to a separate agreement. As Custodian, Bankers Trust holds the

Fund's and Portfolio's assets. Bankers Trust may be reimbursed by the Fund for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act. Bankers Trust receives such compensation from the Portfolio for its services as custodian as may be agreed to from time to time by Bankers Trust and the Portfolio.

Until September 30, 2000, Bankers Trust also serves as transfer agent and dividend disbursing agent of the Trust pursuant to the Administration and Services Agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust.

As of October 1, 2000, Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund for its out-of-pocket expenses. Investment Company Capital Corp. serves as transfer and dividend disbursing agent to the Portfolio.

Bankers Trust provides certain accounting services to the Trust pursuant to the Administration and Services Agreement. ICCC provides certain accounting services to the Portfolio under a Master Services Agreement between the Portfolio and ICCC. In addition, the Portfolio reimburses ICCC for certain out-of-pocket expenses.

                                   Distributor

ICCD is the principal distributor for shares of the Fund. ICCD is a registered broker/dealer and is unaffiliated with the Fund's Advisers and Administrator. The principal business address of ICCD is Two Portland Square, Portland, Maine 04101. In addition to ICCD's duties as Distributor, ICCD and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Fund.

                                  Service Agent

Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                                   Use of Name

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as administrator to the Fund. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Administration and Services Agreement and other activities for Fund described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Fund. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                        Counsel and Independent Auditors

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust. Morgan, Lewis and Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as Counsel to the Portfolio. PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201, acts as Independent Auditors of the Trust and the Portfolio.

                            ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986, under the name BT Tax-Free Investment Trust, and assumed its current name on May 16, 1988. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. Trustees of the Trust established and designated one class of shares of beneficial interest of the Fund. The Trust reserves the right to add additional series in the future. The Trust also reserves the right to issue additional classes of shares of the Fund. No series of shares will have any preference over any other series.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The shares of the series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held.

Because the Fund is newly offered, no shareholders of record owned 25% or more of the voting securities of the Fund as of September 29, 2000. Therefore, no shareholder is deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Portfolio, in which all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.


Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of Fund shareholders if the proposal, if made with respect to the Fund, would not require the vote of Fund shareholders as long as such action is permissible under applicable statutory and regulatory requirements. The Trust will hold a meeting of Fund shareholders for all other matters requiring a vote, and the Trust will cast all of its votes at the meeting of investors in the Portfolio in the same proportion as the votes of the Fund shareholders. Other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

                                    TAXATION

                              Taxation of the Fund

The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Fund must, among other things:
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of:
 .    at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year;
 .    at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
 .    any ordinary income and capital gains for previous years that were not distributed during those years.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Fund shareholders will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

                            Taxation of the Portfolio

The Portfolio is not subject to federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

                               Foreign Securities

Income from investments in foreign securities may be subject to foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries will vary.

If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by its shareholders. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the Fund's shareholders, and the Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Fund shareholders will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year generally will be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S. source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

                                  Distributions

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. The Taxpayer Relief Act of 1997 created additional categories of capital gains taxable at different rates. The categories of gain and related rates will be passed through to shareholders in capital gain dividends. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

                                 Sale of Shares

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                            Foreign Withholding Taxes

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               Backup Withholding

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

                              Foreign Shareholders

The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described in this SAI. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                 Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Fund shareholders may be subject to state and local taxes on the Fund's distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                              FINANCIAL STATEMENTS

Because the Fund is newly offered, it does not have financial statements. The financial statements for the Flag Fund for the semi-annual period ended June 30, 2000 and for the fiscal year period ended December 31, 1999 are incorporated herein by reference to the Flag Fund's Semi-Annual Report dated June 30, 2000. A copy of the Flag Fund's Semi-Annual Report must accompany the delivery of this SAI.

                                    APPENDIX


                             CORPORATE BOND RATINGS

 Standard & Poor's Bond Ratings

         AAA - The highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Very strong capacity to pay interest and repay principal and, in the majority of instances, differs from the higher rated issues only in small degree.

         A - Strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC and C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

         C - This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         D - In payment default. The D rating category is used when interest payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

 Moody's Bond Ratings

         Aaa - Judged to be of the best quality. Carries the smallest degree of investment risk and generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Judged to be of high quality by all standards. Together with the Aaa group, comprise what are generally known as high grade bonds. Rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities or the fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A- Possess many favorable investment attributes and are to be considered as upper- medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

         Baa - Considered as medium-grade obligations, that is, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate; and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Caa - Of poor standing. May be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Represent obligations that are speculative in a high degree. Often in default or have other marked shortcomings.

C - The lowest rated class of bonds. Can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                                              September 29, 2000

Investment Adviser and Administrator of the Portfolio
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD  21202

Sub-Adviser of the Portfolio
ALEX. BROWN INVESTMENT MANAGEMENT
One South Street
Baltimore, MD 21202

Administrator of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Distributor of the Fund
ICC DISTRIBUTORS, INC.

Custodian and Transfer Agent of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Independent Auditors
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel to the Trust
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

Counsel to the Portfolio
MORGAN LEWIS & BOCKIUS LLP
1701 Market Street
Philadelphia, PA  19103-2921

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


CUSIPs:  055922611
         055922629


DEUCOMMSAI (9-00)

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)        Declaration of Trust dated July 21, 1986; 1
     (i)   Supplement to Declaration of Trust dated October 20, 1986; 1
     (ii)  Second Supplement to Declaration of Trust dated May 16, 1988; 1
(b)        By-Laws; 1
(c)        Incorporated by reference to Exhibit (b) above;
(d)        Not applicable
(e)        Distribution Agreement dated August 11, 1998; 5
     (i) Appendix A dated September 29, 2000, to Distribution Agreement -filed herewith;
(f)        Bonus or Profit Sharing Contracts - Not applicable;
(g)        Custodian Agreement dated July 1, 1996; 2
     (i) Amendment No. 2 to Exhibit A of the Custodian Agreement dated October 8, 1997; 3
     (ii) Amendment No. 3 to Exhibit A of the Custodian Agreement dated June 10, 1998; 7
     (iii) Amendment No. 4 to Exhibit A of the Custodian Agreement dated December 9, 1998; 7
     (iv) Amendment No. 5 to Exhibit A of the Custodian Agreement dated December 23, 1999; 12
     (v) Amendment No. 6 to Exhibit A of the Custodian Agreement dated September 29, 2000 - filed herewith;
     (vi)  Cash Services Addendum to Custodian Agreement dated December 18,
           1997; 4
(h)        Administration and Services Agreement dated October 28, 1992; 8
     (i) Exhibit D to the Administration and Services Agreement as of October 28, 1992, as revised September 29, 2000 - filed herewith;
     (ii) Agreement to Provide Shareholder Services for BT Preservation Plus Income Fund as of June 10, 1998; 5
     (iii) Shareholder Services Plan for BT Preservation Plus Income Fund as of June 10, 1998; 5
     (iv) Expense Limitation Agreement dated September 30, 1999 on behalf of Intermediate Tax Free Fund, Capital Appreciation Fund, Small Cap Fund; 13
     (v) Expense Limitation Agreement dated October 31, 1999 on behalf of International Equity Fund, Latin American Equity Fund and Pacific Basin Equity Fund; 13

     (vi) Expense Limitation Agreement dated March 31, 2000, on behalf of BT Investment Lifecycle Long Range Fund, BT Investment Lifecycle Mid Range Fund, and BT Investment Lifecycle Short Range Fund; 15
     (vii) Expense Limitation Agreement dated December 31, 1999 on behalf of Cash Management Fund, Tax Free Money Fund, NY Tax Free Money Fund, Treasury Money Fund and Quantitative Equity Fund; 14
     (viii) Expense Limitation Agreement dated September 30, 1999 on behalf of Preservation Plus Income Fund; 13
     (ix) Expense Limitation Agreement on behalf of Mid Cap for the period August 31, 2000 through January 31, 2001; 17
     (x) Expense Limitation Agreement on behalf of Communications for the period September 29, 2000 through December 31, 2001 - filed herewith;
(i)        Legal Opinion - Not applicable;
(j)        Consent of Independent Accountants - filed herewith;
(k)        Omitted Financial Statements - Not applicable;
(l)        Initial Capital Agreements - Not applicable;
(m)        Rule 12b-1 Plans - Not applicable;
(n)        Not applicable.
(o)        Rule 18f-3 Plan; 13
(p)        Codes of Ethics for Funds, Adviser and Distributor; 16
 ---------------------------------------
1. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("Commission") on July 31, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
4. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the Commission on November 25, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.
9. Incorporated by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement as filed with the Commission on March 15, 1999.
10. Incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement as filed with the Commission on July 29, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement as filed with the Commission on October 22, 1999.
12. Incorporated by reference to Post-Effective Amendment to No. 66 to Registrant's Registration Statement as filed with the Commission on December 23, 1999.
13. Incorporated by reference to Post-Effective Amendment to No. 67 to Registrant's Registration Statement as filed with the Commission on January 28, 2000.
14. Incorporated by reference to Post-Effective Amendment to No. 68 to Registrant's Registration Statement as filed with the Commission on April 28, 2000.
15. Incorporated by reference to Post-Effective Amendment to No. 69 to Registrant's Registration Statement as filed with the Commission on May 1, 2000.
16. Incorporated by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement as filed with the Commission on June 26, 2000.
17. Incorporated by reference to Post-Effective Amendment No. 73 to Registrant's Registration Statement as filed with the Commission on August 31, 2000.

ITEM 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25. Indemnification.

Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.

ITEM 26.  Business and Other Connections of Investment Adviser.

Bankers Trust Company ("Bankers Trust") serves as investment adviser to the Portfolios. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Deutsche Bank AG. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market.

To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Deutsche Bank AG and its affiliates or subsidiaries. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who, to our knowledge, are engaged in any other business, profession, vocation or employment of a substantial nature.

Josef Ackermann
Member, Board of Managing Directors, Deutsche Bank AG; Chairman of the Board and Chief Executive Officer, Bankers Trust Corporation; Chairman of the Board and Chief Executive Officer, Bankers Trust Company; Chairman of the Supervisory Board, Deutsche Bank Luxembourg, S.A.; Supervisory Board Memberships in: EUREX Frankfurt AG; EUREX Zurich AG; Linde AG, Stora Enso Oyj and Mannesmann AG; Director, Deutsche Bank Americas Holding Corp. Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Hans Angermueller
"Of Counsel", Shearman & Sterling; Director, Bankers Trust Corporation; Director, Bankers Trust Company. Address: Shearman & Sterling, 599 Lexington Avenue, Suite 1414, New York, New York 10022-6069.

George B. Beitzel
Private Investor; Director, Bankers Trust Corporation; Director, Bankers Trust Company; Directorships in: Bitstream, Inc.; Computer Task Group, Inc.; and Staff Leasing Inc. Address: 29 King Street, Chappaqua, New York 10514-3432.

Yves de Balman
Co-Chairman and Co-Chief Executive Officer, DB Alex. Brown LLC; Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust International, plc; Director, Aerospatiale Matra; Co-

Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc. Address:
130 Liberty Street, New York, New York 10006.

William R. Howell
Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Corporation; Director, Bankers Trust Company; Director, Exxon Mobil Corporation; Warner-Lambert Company; Halliburton Company; Williams, Inc.; Central and South West Corporation. Adddress: 6501 Legacy Drive, Plano, Texas 75054-3698.

Hermann-Josef Lamberti
Executive Vice President, Deutsche Bank AG; Director and Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust Company; Board memberships: Euroclear plc (London); Euroclear sc. (Brussels); and The Clearinghouse Interbank Payments Co. L.L.C. Supervisory Board Memberships in: GZS (Frankfurt) and the European Transaction Bank (e.t.b.). Director, Deutsche Bank Americas Holding Corp.
Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Troland S. Link
General Counsel of Deutsche Bank North America; General Counsel, Bankers Trust Corporation; Managing Director and General Counsel, Bankers Trust Company.
Address: 1301 Sixth Avenue - Fl.8, New York, NY 10019.

Rodney A. McLauchlan
Executive Vice President, Bankers Trust Company; Executive Vice President, Bankers Trust Corporation. Address: 31 West 52nd Street, Fl.28, New York, NY 10019.

John A. Ross
Chief Executive Officer of the Americas, Deutsche Bank AG; President and Director, Bankers Trust Corporation; President and Director, Bankers Trust Company; President, Director and Chief Executive Officer, Taunus Corporation and DB U.S. Financial Markets Holding Corporation; President and Chief Executive Officer, Deutsche Bank Americas Holding Corp.; Director, Deutsche Bank Securities Inc.and DB Alex. Brown LLC. Address: Deutsche Bank, 31 West 52nd Street, FL. 28, New York, New York 10019.

Ronaldo H. Schmitz
Member of the Group Board, Deutsche Bank AG, Director, Bankers Trust Corporation; Director, Bankers Trust Company; Non-executive Director, Bertelsmann AG, Glaxo Wellcome plc, Rohm & Haas Co. and INSEAD - Paris, France; Director, Deutsche Bank Americas Holding Corp. Address:
Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Mayo A. Shattuck III
Co-Chairman and Co-Chief Executive Officer, DB Alex. Brown LLC; Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust International, plc, Alex. Brown & Sons Holdings Limited, Alex. Brown & Sons Limited, Alex. Brown Asset Management, Inc., Alex. Brown Capital Advisory, Incorporated and Investment Company Capital Corporation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc.; Director and President - AB Administrative Partner, Inc., ABFS I Incorporated, ABS Leasing Services Company, ABS MB Ltd., Alex. Brown Financial Corporation, Alex. Brown Financial Services Incorporated, Alex. Brown Investments Incorporated, Alex. Brown Management Services Inc. and Alex. Brown Mortgage Capital Corporation; and Director and Vice President, Alex. Brown & Sons Holdings Limited; Director, Constellation Holdings; President, South Street Aviation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc. Address: One South Street, Fl.30 Baltimore, MD 21202.

Item 27. Principal Underwriters.

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:
BT Advisor Funds, BT Institutional Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors Emerging Growth Fund, Inc., the Flag Investors Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., the Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Flag (formerly known as Deutsche Funds, Inc.), Flag Investors Portfolios Trust (formerly known as Deutsche Portfolios), Morgan Grenfell Investment Trust, DP Trust, The Glenmede Funds, Inc. and The Glenmede Portfolios.

(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.

Name and                   Positions and                      Positions and
Principal Business         Offices with                       Offices with
Address                    Distributor                        Registrant

John A. Keffer             President                          None
Ronald H. Hirsch           Treasurer                          None
Nanette K. Chern           Chief Compliance Officer           None
David I. Goldstein         Secretary                          None
Benjamin L. Niles          Vice President                     None
Frederick Skillin          Assistant Treasurer                None
Marc D. Keffer             Assistant Secretary                None

(c)  None

ITEM 28. Location of Accounts and Records.

BT Investment Funds:                        Deutsche Asset Management
(Registrant)                                One South Street
                                            Baltimore, MD 21202

Bankers Trust Company:                      130 Liberty Street
(Custodian, Investment Adviser              New York, NY 10006
and Administrator)

DST:                                        210 West 10th Street
                                            Kansas City, MO 64105.

ICC Distributors, Inc.:                     Two Portland Square
(Distributor)                               Portland, ME 04101

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 74 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 29th day of September, 2000.

                                           BT INVESTMENT FUNDS

                                  By:      /s/ Daniel O. Hirsch
                                           --------------------
                                           Daniel O. Hirsch, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                 TITLE                 DATE

By:  /s/Daniel O. Hirsch             Secretary             September 29, 2000
     --------------------            (Attorney in Fact
     Daniel O. Hirsch                For the Persons Listed Below)

/s/ RICHARD T. HALE*                 President, Chief Executive
Richard T. Hale                      Officer and Trustee

/s/ Charles A. RIZZO*                Treasurer (Principal
Charles A. Rizzo                     Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*               Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                  Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*                Trustee
Martin J. Gruber

/s/ RICHARD J. HERRING*              Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*                Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*            Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*            Trustee
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                  SIGNATURES

     COMMUNICATIONS PORTFOLIO has duly caused this Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 29th day of September, 2000.

                                                 COMMUNICATIONS PORTFOLIO

                                        By:      /s/ Carl W. Vogt, Esq.*
                                                 Carl W. Vogt, Esq.
                                                 President

This Post-Effective Amendment No. 72 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to COMMUNICATIONS PORTFOLIO.

NAME                                 TITLE

By: /s/TRUMAN T. SEMANS*             Chairman and
    Truman T. Semans                 Director

/s/ RICHARD R. BURT*                 Director
Richard R. Burt

/s/ RICHARD T. HALE*                 Director
Richard T. Hale

/s/ JOSEPH R. HARDIMAN*              Director
Joseph R. Hardiman

/s/ LOUIS E. LEVY*                   Director
Louis E. Levy

/s/ EUGENE J. McDONALD*              Director
Eugene J. McDonald

/s/ REBECCA W. RIMEL*                Director
Rebecca W. Rimel

/s/ ROBERT H. WADSWORTH*             Director
Robert H. Wadsworth

/s/ CARL W. VOGT, ESQ.*              President
Carl W. Vogt, Esq.

/s/ Charles A. Rizzo*                Chief Financial and
Charles A. Rizzo                     Accounting Officer

*By: /s/ Daniel O. Hirsch
     Daniel O. Hirsch
     Attorney-in-Fact

* By Power of Attorney - filed herewith.

                        FLAG INVESTORS PORTFOLIOS TRUST

     POWER OF ATTORNEY
     -----------------

     KNOW ALL PERSONS BY THESE PRESENTS, that, Richard R. Burt, whose signature appears below, does hereby constitute and appoint Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable Flag Investors Portfolios Trust (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-1A pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

                                 /s/ Richard R. Burt
                                 Richard R. Burt

Date:  September 26, 2000

                        FLAG INVESTORS PORTFOLIOS TRUST

        POWER OF ATTORNEY
        -----------------

         KNOW ALL PERSONS BY THESE PRESENTS, that, Joseph R. Hardiman, whose signature appears below, does hereby constitute and appoint Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable Flag Investors Portfolios Trust (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-1A pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                                     /s/ Joseph R. Hardiman
                                                     Joseph R. Hardiman



Date:  September 26, 2000

                        FLAG INVESTORS PORTFOLIOS TRUST

        POWER OF ATTORNEY
        -----------------

         KNOW ALL PERSONS BY THESE PRESENTS, that, Louis E. Levy, whose signature appears below, does hereby constitute and appoint Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable Flag Investors Portfolios Trust (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-1A pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                                    /s/ Louis E. Levy
                                                    Louis E. Levy



Date:  September 26, 2000

                        FLAG INVESTORS PORTFOLIOS TRUST

        POWER OF ATTORNEY
        -----------------

         KNOW ALL PERSONS BY THESE PRESENTS, that, Eugene J. McDonald, whose signature appears below, does hereby constitute and appoint Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable Flag Investors Portfolios Trust (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-1A pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                                     /s/ Eugene J. McDonald
                                                     Eugene J. McDonald



Date:  September 26, 2000

                        FLAG INVESTORS PORTFOLIOS TRUST

        POWER OF ATTORNEY
        -----------------

         KNOW ALL PERSONS BY THESE PRESENTS, that, Truman T. Semans, whose signature appears below, does hereby constitute and appoint Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable Flag Investors Portfolios Trust (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-1A pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                                     /s/ Truman T. Semans
                                                     Truman T. Semans

Date:  September 26, 2000

                        FLAG INVESTORS PORTFOLIOS TRUST

        POWER OF ATTORNEY
        -----------------

         KNOW ALL PERSONS BY THESE PRESENTS, that, Robert H. Wadsworth, whose signature appears below, does hereby constitute and appoint Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable Flag Investors Portfolios Trust (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-1A pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                                     /s/ Robert H. Wadsworth
                                                     Robert H. Wadsworth



Date:  September 26, 2000

                        FLAG INVESTORS PORTFOLIOS TRUST

        POWER OF ATTORNEY
        -----------------

         KNOW ALL PERSONS BY THESE PRESENTS, that, Richard T. Hale, whose signature appears below, does hereby constitute and appoint Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable Flag Investors Portfolios Trust (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-1A pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                                     /s/ Richard T. Hale
                                                     Richard T. Hale



Date:  September 26, 2000

                        FLAG INVESTORS PORTFOLIOS TRUST

        POWER OF ATTORNEY
        -----------------

         KNOW ALL PERSONS BY THESE PRESENTS, that, Rebecca W. Rimel, whose signature appears below, does hereby constitute and appoint Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable Flag Investors Portfolios Trust (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-1A pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                                     /s/ Rebecca W. Rimel
                                                     Rebecca W. Rimel



Date:  September 26, 2000

                        FLAG INVESTORS PORTFOLIOS TRUST

        POWER OF ATTORNEY
        -----------------

         KNOW ALL PERSONS BY THESE PRESENTS, that, Charles A. Rizzo, whose signature appears below, does hereby constitute and appoint Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable Flag Investors Portfolios Trust (the "Fund") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-1A pursuant to the 1933 Act and the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as Treasurer of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                                     /s/ Charles A. Rizzo
                                                     Charles A. Rizzo



Date:  September 26, 2000

                  RESOLUTION RELATING TO THE ORGANIZATION OF
                                COMMUNICATIONS


         RESOLVED, That the President, any Vice President, the Treasurer or any
                   Assistant Treasurer and the Secretary or any Assistant Secretary of the Trust be and they hereby are, and each acting singly hereby is, authorized to prepare, execute personally or as attorney-in-fact and file with the Commission on behalf of the Funds a registration statement on Form N-1A under the 1940 Act relating to the Funds, and any and all exhibits and other documents relating thereto, and any and all amendments to said registration statement, and to pay all prescribed filing fees therefor, all in such form as the officer or officers executing the same with the advice of counsel may deem necessary or appropriate.